UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-07324
                                                     ---------

                         Gardner Lewis Investment Trust
                         ------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of principal executive offices)               (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                       Date of fiscal year end: October 31
                                                ----------

                   Date of reporting period: October 31, 2006
                                             ----------------

Item 1.  REPORTS TO STOCKHOLDERS.
         -----------------------

Annual Report 2006







                                                      THE CHESAPEAKE AGGRESSIVE
                                                                    GROWTH FUND
                                                               October 31, 2006
















This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Aggressive Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin Street, Rocky Mount, NC 27804, Phone 1-800-773-3863.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of The Chesapeake Aggressive Growth Fund (the "Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies. An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: small-cap stocks risk, fluctuation in value risk, diversification risk, investment advisor risk, portfolio turnover risk and short-term investments risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-430-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

Stated performance in the Fund was achieved at some or all points during the year by waiving or reimbursing part of those Fund's total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Annual Report was first distributed to shareholders on or about December 29, 2006.

For More Information on Your Chesapeake Aggressive Growth Fund:

            See Our Web site @ www.chesapeakefunds.com
                     or
            Call Our Shareholder Services Group Toll-Free at 1-800-430-3863

                                                             December 10, 2006

2006 FISCAL YEAR COMMENTARY

CHESAPEAKE AGGRESSIVE GROWTH FUND
November 1, 2005 to October 31, 2006

MARKET ENVIRONMENT. The market finished 2005 on a strong note as the U.S. economy continued to advance despite hurricane related disruptions and high gasoline and fuel prices. The 2005 Christmas selling season was successful, which was a relief for investors given the original post-Katrina outlook. The market tacked on additional gains in early 2006 as corporate earnings announcements and economic data remained healthy and investors simultaneously began to anticipate an end to the Fed's interest rate hikes.

Hawkish commentary from the Federal Reserve in early May 2006 reversed the market's positive trend, however, and investor focus turned to inflation risks. Growth stocks and smaller cap stocks were hardest hit, while ultra-large cap company stocks were more resilient. In July, most S&P 500 companies announced solid earnings results for the second quarter, but investors gave little weight to positive news.

By the end of July, investors had begun to embrace an economic outlook that entailed a mild slowdown and subdued inflation. The market began to rally, and third quarter corporate earnings announcements in October confirmed that business in most segments of the economy was still on track, while economic data was just weak enough to allay inflation and interest rate fears. By the end of the Fund's fiscal year on October 31, 2006, investors had become optimistic and a strong holiday selling season is widely expected.

PORTFOLIO REVIEW. The following table breaks out the Fund's holdings by economic sector and compares 2005 and 2006 fiscal year-end holdings.^1

    ------------------------------------ ---------------- ----------------
                 Economic                     Fund             Fund
                  Sector                   10/31/2005       10/31/2006
    ------------------------------------ ---------------- ----------------
    Consumer Discretionary                           19%              19%
    Consumer Staples                                  3%               0%
    Energy                                            4%               4%
    Financials                                        3%              10%
    Health Care                                      18%              17%
    Industrials                                       8%               8%
    Information Technology                           36%              37%
    Materials                                         2%               3%
    Telecom Services                                  2%               0%
    Utilities                                         2%               0%
    Cash                                              2%               1%
    ------------------------------------ ---------------- ----------------

     Total                                          100%             100%
    ------------------------------------ ---------------- ----------------

As shown in the table above, the Fund's sector weightings were little changed through the fiscal year. Additional exposure to Financials was the most significant change, created by recently initiated positions in Advanta, MCG Capital, and Amcomp. Technology remains the Fund's largest sector exposure, as we continue to find very strong growth opportunities among companies in the sector. In general, we believe that Technology related businesses will be more resilient than consumer related businesses during this economic slowdown. We
__________________________________

^1  For  sector   classifications,   the  Standard  &  Poor's  Global   Industry
Classification Standard (GICS) is used. Totals may not sum to 100% due to rounding.

think corporate spending on technology will remain relatively strong, and that consumers will continue to focus their spending on consumer electronics.

Technology was the largest contributor to portfolio profits, partly due to its large weighting and partly due to successful stock picking within the sector. Overall returns were approximately 25% in our Technology holdings, while Consumer Discretionary, Energy, Financials, and Industrial sectors were all up in excess of 30%. Materials and Telecomm Services were the only areas posting net losses, which were muted by our light exposure to those areas.

The Fund's most important individual contributors to profits this fiscal year included Casual Male (retail apparel); Cognizant Technology Solutions (outsourced computer services); McDermott International (energy services); Isis Pharmaceuticals (biotech); and Christopher & Banks (retail apparel). Notable detractors included Anadys Pharmaceuticals (biotech); Aventine Renewable Energy (alternative energy); Powerdsine (electronic components); Inphonic (cellular phones); and Convera (software).

The Fund's total return of 24.67% this fiscal year compares to 19.98% for the Russell 2000 Index (of smaller capitalization companies) and 16.34% for the S&P 500 Total Return Index (of larger capitalization companies). The Consumer Discretionary, Industrials, and Technology sectors were the most significant contributors to relative returns, and outperformance came predominately from successful stock selection within those sectors.

Please refer to the Portfolio of Investments section of the Annual Report for a complete listing of Fund holdings and the amount each represents of the portfolio.


OUTLOOK. The economy is almost certainly slowing, though we expect the slowdown will not result in a recession. If global economic growth softens but remains positive, we think stocks will benefit. Mild economic slowdowns have historically been kind to equity investors as stocks have benefited from the resulting low interest rates more than they have been punished for slowing earnings.

As is always the case, some parts of the economy are doing better than others, and some companies are performing better than their peers. A changing economic environment can make for an unpredictable stock market, but it also creates opportunity for stock pickers. Those with deep fundamental conviction can thrive in an environment like the current one. This leaves us very excited about the current market environment because understanding opportunity at individual companies is what we do best. Predicting when and how the market will react to current events has never been the driver of our success.

Smaller capitalization companies have generally outperformed large capitalization companies since 1998, and many predict now that the stocks of large companies will have their day again. We do not necessarily disagree, but we would note that small cap growth stocks have dramatically underperformed small cap value stocks for most of this period, and so we are not so sure small cap growth stocks have as much to cede. Regardless, we are far more comfortable talking about the individual companies in the Fund's portfolio than market sentiment and how it will swing. Our conviction about company fundamentals has historically been rewarded, as it was during this fiscal year, which leaves us excited about the coming year.

Sincerely,

/s/ W. Whitfield Gardner                            /s/ John L. Lewis IV

W. Whitfield Gardner                                 John L. Lewis IV

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Performance Update - $25,000 Investment (Unaudited)

For the period from October 31, 1996 to October 31, 2006

----------------------------------------------------------------- ------------------------------------------------------------------
[Line Graph Here]                                                 Performance Returns for the periods ended October 31, 2006.
                                                                  --------------------------------- ------------ -------- ----------
                The Chesapeake       S&P 500         Russell      Average Annual                         One       Five       Ten
              Aggressive Growth   Total Return        2000        Total Returns                         Year       Year      Year
                     Fund             Index           Index       --------------------------------- ------------ -------- ----------
              ------------------   ------------       -----       The Chesapeake Aggressive
  10/31/1996        $25,000          $25,000        $25,000       Growth Fund - No Sales Load          24.67%      5.51%     3.60%
  10/31/1997         29,687           33,028         32,273       --------------------------------- ------------ -------- ----------
  10/31/1998         24,425           40,291         28,518       The Chesapeake Aggressive
  10/31/1999         32,819           50,634         32,779       Growth Fund - 3% Maximum
  10/31/2000         40,032           53,718         40,350       Sales Load                           20.93%      4.87%     3.29%
  10/31/2001         26,427           40,340         33,717       --------------------------------- ------------ -------------------
  10/31/2002         21,387           34,246         29,820       Cumulative Total                       Ten        Final Value of
  10/31/2003         29,656           41,370         42,755       Investment Returns                    Year      $25,000 Investment
  10/31/2004         27,895           45,267         47,796       --------------------------------- ------------ -------------------
  10/31/2005         27,717           49,215         53,619       The Chesapeake Aggressive
  10/31/2006         34,553           57,256         64,358       Growth Fund - No Sales Load          42.49%          $35,622
                                                                  --------------------------------- ------------ -------------------
                                                                  The Chesapeake Aggressive
                                                                  Growth Fund - 3% Maximum
                                                                  Sales Load                           38.21%          $34,553
                                                                  --------------------------------- ------------ -------------------
                                                                  S&P 500 Total Return Index          129.03%          $57,256
                                                                  --------------------------------- ------------ -------------------
                                                                  Russell 2000 Index                  157.43%          $64,358
------------------------------------------------------------------------------------------------------------------------------------
This graph assumes an initial  investment of $25,000  ($24,250 after maximum sales load of 3.00%) at October 31, 1996. All dividends and  distributions are reinvested.  This graph depicts the performance of The Chesapeake  Aggressive Growth Fund (the "Fund") versus the S&P 500 Total Return Index and the Russell 2000 Index. It is important to note that the Fund is a professionally  managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

--------------------------------------------------------------------------------
Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)
--------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    Beginning                    Ending
                                                  Account Value               Account Value              Expenses Paid
Expense Example                                    May 1, 2006              October 31, 2006            During Period*
-------------------------------------------------------------------------------------------------------------------------------
Actual                                              $1,000.00                   $984.90                     $14.76
-------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000.00                  $1,010.33                    $14.95
-------------------------------------------------------------------------------------------------------------------------------
 * Actual Expenses are based on expenses  incurred in the most recent  six-month period. The Fund's annualized six-month expense ratio is 2.95%. The values under
"Expenses  Paid  During  Period"  are  equal  to the  annualized  expense  ratio multiplied by the average account value over the period,  multiplied by the 184, then  divided by 365 (to reflect the number of days in the most recent six month period).

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Schedule of Investments


As of October 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                       Market Value
                                         Shares      (Note 1)                                              Shares        (Note 1)
----------------------------------------------------------------     --------------------------------------------------------------

COMMON STOCKS - 98.71%                                               Healthcare - Products - 2.92%
                                                                     * American Medical Systems
Apparel - 3.43%                                                           Holdings Inc.                      5,100    $    90,831
*   Quicksilver Inc.                      6,500   $     90,675       * STAAR Surgical Company               11,000         91,520
*   True Religion Apparel Inc.            5,700        123,576                                                       ------------
                                                  ------------                                                            182,351
                                                       214,251                                                       ------------
                                                  ------------       Healthcare - Services - 5.51%
Auto Parts & Equipment - 1.78%                                       * Genesis Healthcare
*   Keystone Automotive                                                   Corporation                        2,202        106,643
       Industries Inc.                    2,900        111,534       * LHC Group Inc.                        5,600        137,872
                                                  ------------       * Medical Resources Inc.                4,885              1
                                                                     * inVentiv Health, Inc.                 3,500        100,100
Coal - 1.47%                                                                                                         ------------
    CONSOL Energy, Inc.                   2,600         92,014                                                            344,616
                                                  ------------                                                       ------------
                                                                     Insurance - 3.23%
Commercial Services - 4.99%                                          * AmCOMP, Inc.                          9,300        103,137
*   The Advisory Board Company            1,500         82,830         Hub International Limited             3,300         98,967
*   Healthspring, Inc.                    7,100        142,994                                                       ------------
*   Net 1 UEPS Technologies, Inc.         3,500         86,205                                                            202,104
                                                  ------------                                                       ------------
                                                       312,029       Internet - 3.12%
                                                  ------------       * Chordiant Software, Inc.             26,000         81,900
Computer Services - 7.16%                                            * Equinix Inc.                          1,650        112,860
*   Cognizant Technology                                                                                             ------------
       Solutions Corporation              3,550        267,244                                                            194,760
*   Micros Systems, Inc.                  1,900         94,392                                                       ------------
*   Xyratex Ltd.                          4,100         85,526       Investment Companies (Closed-ended)  - 3.67%
                                                  ------------         American Capital
                                                       447,162            Strategies, Ltd.                   2,900        125,164
                                                  ------------         MCG Capital Corporation               5,800        103,936
Consumer Finance - 1.55%                                                                                             ------------
*   First Cash Financial Services, Inc.   4,500         97,245                                                            229,100
                                                  ------------       Leisure - 1.26%                                 ------------
                                                                     * Scientific Games Corporation          2,800         78,484
Diversified Financial Services - 1.70%                                                                               ------------
    Advanta Corp.                         2,700        105,948
                                                  ------------       Lodging - 1.83%
                                                                       Orient-Express Hotels Ltd.            2,900        114,405
Electrical Components & Equipment - 1.37%                                                                            ------------
*   Power-One, Inc.                      12,500         85,500
                                                  ------------       Oil & Gas - 2.84%
Energy/Alternative Sources  - 0.79%                                  * Delek US Holdings, Inc.               4,200         78,246
                                                                       Range Resources Corporation           3,650         99,098
*   Aventine Renewable Energy                                                                                        ------------
       Holdings Inc.                      2,000         49,200                                                            177,344
                                                  ------------                                                       ------------
                                                                     Packaging & Containers - 1.90%
Engineering & Construction - 3.94%                                   * Crown Holdings Inc.                   6,100        118,584
*   Infrasource Services, Inc.            7,100        138,947                                                       ------------
*   McDermott International Inc.          2,400        107,280
                                                  ------------       Pharmaceuticals - 3.86%
                                                       246,227       * Conor Medsystems Inc.                 5,100        125,256
                                                  ------------
Hand/Machine Tools - 1.64%                                           * Isis Pharmaceuticals Inc.            13,500        115,830
    Franklin Electric Co., Inc.           1,900        102,486                                                       ------------
                                                  ------------                                                            241,086
                                                                                                                     ------------

                                                                                                                   (Continued)

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Schedule of Investments


As of October 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                       Market Value
                                         Shares      (Note 1)                                              Shares        (Note 1)
----------------------------------------------------------------     --------------------------------------------------------------

COMMON STOCKS - (Continued)                                          Investment Company (Open-ended)  - 0.49%
                                                                       Merrimac US Government Series Fund
Retail - 7.58%                                                            (Cost $30,984)                    30,984   $     30,984
                                                                                                                     ------------
*   Casual Male Retail Group, Inc.       14,447   $    213,960
    Christopher & Banks                                              Total Investments (Cost $4,769,039) - 99.20%    $  6,199,329
       Corporation                        4,200        113,358       Other Assets less Liabilities - 0.80%                 50,221
    Circuit City Stores, Inc.             5,428        146,447                                                       ------------
                                                  ------------
                                                       473,765       Net Assets - 100.00%                            $  6,249,550
                                                  ------------                                                       ============
Semiconductors - 14.03%
*   Anadigics Inc.                       14,400        116,352       * Non-income producing investment.
*   Axecelis Technologies                 9,700         66,930
*   DSP Group, Inc.                       5,100        110,772
*   FSI International, Inc.              15,332         89,846
*   LTX Corporation                      19,500         91,065
*   MEMC Electronic Materials, Inc.       3,900        138,450
*   Rudolph Technologies Inc.             8,300        146,578
*   Silicon Images, Inc.                  9,900        117,117
                                                  ------------
                                                       877,110
                                                  ------------
Software - 7.22%
*   Activision, Inc.                      7,533        116,159
    Computer Programs &
       Systems, Inc.                      2,200         75,240
*   Convera Corporation                  14,400         72,144
*   OpenTV Corp.                         32,400         96,552
*   Transaction Systems
       Architects, Inc.                   2,700         91,017
                                                  ------------
                                                       451,112
                                                  ------------
Telecommunications - 7.14%
*   Arris Group, Inc.                    10,900        146,060
*   Oplink Communications, Inc.           5,435        107,613
*   SafeNet Inc.                          4,200         89,880
*   Sonus Networks, Inc.                 19,600        102,508
                                                  ------------
                                                       446,061
                                                  ------------
Toys/Games/Hobbies - 1.37%
*   RC2 Corporation                       1,900         85,842
                                                  ------------

Transportation - 1.41%
*   Swift Transportation Co., Inc.        3,500         88,025
                                                  ------------

Total Common Stock (Cost $4,738,055)                 6,168,345
                                                  ------------





                                                                                                                   (Continued)

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Schedule of Investments


As of October 31, 2006

------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------

Summary of Investments by Industry
                                            % of Net       Market
Industry                                     Assets         Value
-------------------------------------------------------------------
Apparel                                       3.43%     $  214,251
Auto Parts & Equipment                        1.78%        111,534
Coal                                          1.47%         92,014
Commercial Services                           4.99%        312,029
Computer Services                             7.16%        447,162
Consumer Finance                              1.55%         97,245
Diversified Financial Services                1.70%        105,948
Electrical Components & Equipment             1.37%         85,500
Energy                                        0.79%         49,200
Engineering & Construction                    3.94%        246,227
Hand/Machine Tools                            1.64%        102,486
Healthcare - Products                         2.92%        182,351
Healthcare - Services                         5.51%        344,616
Insurance                                     3.23%        202,104
Internet                                      3.12%        194,760
Investment Companies
    (Closed-ended)                            3.67%        229,100
Investment Company (Open-ended)               0.49%         30,984
Leisure                                       1.26%         78,484
Lodging                                       1.83%        114,405
Oil & Gas                                     2.84%        177,344
Packaging & Containers                        1.90%        118,584
Pharmaceuticals                               3.86%        241,086
Retail                                        7.58%        473,765
Semiconductors                               14.03%        877,110
Software                                      7.22%        451,112
Telecommunications                            7.14%        446,061
Toys/Games/Hobbies                            1.37%         85,842
Transportation                                1.41%         88,025
-------------------------------------------------------------------
Total                                        99.20%     $6,199,329












See Notes to Financial Statements

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Statement of Assets and Liabilities


As of October 31, 2006

---------------------------------------------------------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $4,769,039) .............................................................             $ 6,199,329
   Receivables:
      Investments sold .................................................................................                  56,918
      Fund shares sold .................................................................................                   3,456
      Dividends ........................................................................................                   1,212
   Prepaid expenses:
      Fund accounting fees .............................................................................                   2,250
      Compliance services fees .........................................................................                     382
      Other expenses ...................................................................................                   8,941
                                                                                                                    ------------
   Total assets ........................................................................................               6,272,488
                                                                                                                    ------------

Liabilities:
   Payables:
      Fund shares repurchased ..........................................................................                     273
   Accrued expenses ....................................................................................                  18,312
   Due to affiliates:
      Advisor (note 2) .................................................................................                   4,353
                                                                                                                    ------------
        Total liabilities ..............................................................................                  22,938
                                                                                                                    ------------

Net Assets .............................................................................................            $  6,249,550
                                                                                                                    ============
Net Assets Consist of:
   Capital .............................................................................................            $  4,854,276
   Accumulated net realized loss on investments ........................................................                 (35,016)
   Net unrealized appreciation on investments ..........................................................               1,430,290
                                                                                                                    ------------
   Total Net Assets ....................................................................................            $  6,249,550
                                                                                                                    =============
   Shares Outstanding, no par value (unlimited authorized shares) ......................................                 598,179

   Net Asset Value, Redemption Price Per Share .........................................................            $      10.45

   Max Offering Price Per Share (Net Assets Value  / 0.97) .............................................            $      10.77











See Notes to Financial Statements

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Statement of Operations


For the fiscal year ended October 31, 2006

---------------------------------------------------------------------------------------------------------------------------------

Investment Income:
   Dividends ........................................................................................               $    34,894
                                                                                                                    -----------
   Total Investment Income ..........................................................................                    34,894
                                                                                                                    -----------
Expenses:
   Advisory fees (note 2) ...........................................................................                    87,700
   Administration fees (note 2) .....................................................................                    64,032
   Transfer agent fees (note 2) .....................................................................                    18,250
   Fund accounting fees (note 2) ....................................................................                    27,701
   Compliance services fees (note 2) ................................................................                     4,597
   Custody fees (note 2) ............................................................................                     5,555
   Registration and filing administration fees (note 2) .............................................                     5,037
   Chief Compliance Officer fees ....................................................................                     9,584
   Legal fees .......................................................................................                    12,120
   Audit and tax preparation fees ...................................................................                    12,605
   Registration and filing expenses .................................................................                     3,547
   Shareholder servicing expenses ...................................................................                     2,324
   Printing expenses ................................................................................                       995
   Trustee fees and meeting expenses ................................................................                     7,613
   Securities pricing fees ..........................................................................                     5,448
   Other operating expenses .........................................................................                     6,017
                                                                                                                    -----------
   Total Expenses ...................................................................................                   273,125
                                                                                                                    -----------

   Expense reduction (note 5) .......................................................................                    (7,388)
   Advisory fees waived (note 2) ....................................................................                   (66,172)

   Net Expenses .....................................................................................                   199,565
                                                                                                                    -----------

Net Investment Loss .................................................................................                  (164,671)
                                                                                                                    -----------
Realized and Unrealized Gain on Investments

   Net realized gain from investment transactions ...................................................                   646,561
   Change in unrealized appreciation on investments .................................................                 1,136,527
                                                                                                                    -----------
Realized and Unrealized Gain on Investments .........................................................                 1,783,088
                                                                                                                    -----------
Net Increase in Net Assets Resulting from Operations ................................................               $ 1,618,417
                                                                                                                    ===========





See Notes to Financial Statements

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Statements of Changes in Net Assets

For the fiscal years ended October 31,                                                 2006                   2005
---------------------------------------------------------------------------------------------------------------------------------

Operations:
  Net investment loss ..................................................           $   (164,671)            $   (420,229)
  Net realized gain from investment transactions .......................                646,561                6,912,907
  Change in unrealized appreciation on investments .....................              1,136,527               (4,535,738)
                                                                                   ------------             ------------
Net Increase in Net Assets Resulting from Operations ...................              1,618,417                1,956,940
                                                                                   ------------             ------------

Distributions to Shareholders: (note 4)
  Net realized gain from investment transactions .......................             (1,882,950)                    --
                                                                                   ------------             ------------

Decrease in Net Assets Resulting from Distributions ....................             (1,882,950)                    --
                                                                                   ------------             ------------

Capital Share Transactions: (note 8)
  Shares sold ..........................................................                174,384                  141,707
  Reinvested distributions .............................................              1,702,085                     --
  Shares repurchased ...................................................             (3,588,338)             (31,141,352)
                                                                                   ------------             ------------
Decrease from Capital Share Transactions ...............................             (1,711,869)             (30,999,645)
                                                                                   ------------             ------------

Net Decrease in Net Assets .............................................             (1,976,402)             (29,042,705)

  Net Assets:
  Beginning of Year ....................................................              8,225,952               37,268,657
                                                                                   ------------             ------------
End of Year ............................................................           $  6,249,550             $  8,225,952
                                                                                   ============             ============

Undistributed Net Investment Income ....................................           $      --                $       --




















See Notes to Financial Statements

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Financial Highlights

For a share outstanding during the
fiscal year ended October 31,                                2006          2005           2004          2003            2002
---------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year ......................  $  10.86       $  10.96      $  11.62       $   8.38       $  10.95
                                                           --------       --------      --------       --------       --------
Income (Loss) from Investment Operations
   Net investment loss ..................................     (0.28)         (0.55)        (0.22)         (0.15)         (0.17)
   Net realized and unrealized gain (loss)
           on securities ................................      2.49           0.45         (0.44)          3.39          (1.78)
                                                           --------       --------      --------       --------       --------
Total from Investment Operations ........................      2.21          (0.10)        (0.66)          3.24          (1.95)
                                                           --------       --------      --------       --------       --------
Less Distributions:
   Distributions (from capital gains) ...................     (2.62)           --             --           --            (0.62)
                                                           --------       --------      --------       --------       --------
Total Distributions .....................................     (2.62)           --             --           --            (0.62)
                                                           --------       --------      --------       --------       --------
Net Asset Value, End of Year ............................   $ 10.45       $  10.86      $  10.96       $  11.62       $   8.38
                                                           ========       ========      ========       ========       ========

Total Return (a) ........................................     24.67 %        (0.91)%       (5.94)%        38.66 %       (19.07)%

Net Assets, End of Year (in thousands) ..................   $ 6,250       $  8,226      $ 37,269       $ 58,904       $ 67,760

Average Net Assets for the Year (in thousands) ..........   $ 7,016       $ 22,624      $ 53,864       $ 56,937       $109,160

Ratios of:
Gross Expenses to Average Net Assets (b) ................      3.89 %         2.34 %        1.78 %         1.77 %        1.59 %
Net Expenses to Average Net Assets (b) ..................      2.84 %         2.26 %        1.74 %         1.73 %        1.56 %
Net Investment Loss to Average Net Assets ...............     (2.35)%        (1.86)%       (1.42)%        (1.31)%       (1.25)%

Portfolio turnover rate .................................     70.57 %        88.61 %       95.40 %        84.23 %       70.10 %


(a) Total return does not reflect payment of sales charge.
(b) The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).














See Notes to Financial Statements

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Notes to Financial Statements
________________________________________________________________________________

1.   Organization    and   Significant    Investment Transactions and Investment
     Accounting Policies                  Income
                                          Investment  transactions are accounted
The Chesapeake Aggressive Growth Fund for as of the date purchased or sold (the "Fund") is a series fund. The (trade date). Dividend income is
Fund  is  part  of The  Gardner  Lewis    recorded  on  the  ex-dividend   date.
Investment Trust (the "Trust"), which Certain dividends from foreign was organized as a Massachusetts securities will be recorded as soon as business trust and is registered under the Trust is informed of the dividend the Investment Company Act of 1940 if such information is obtained (the "1940 Act"), as amended, as an subsequent to the ex-dividend date. open-ended management investment Interest income is recorded on the
company.  The  Fund is  classified  as    accrual     basis     and     includes
diversified  as  defined  in the  1940    amortization    of    discounts    and
Act.                                      premiums.   Gains   and   losses   are
                                          determined  on  the  identified   cost
The Chesapeake  Aggressive Growth Fund    basis,  which is the same  basis  used
commenced  operations  on  January  4,    for federal income tax purposes.
1993. The investment  objective of the
Fund is to seek  capital  appreciation    Expenses
through investment in equity The Fund bears expenses incurred securities, consisting primarily of specifically on its behalf as well as common and preferred stocks and a portion of general Trust expenses, securities convertible into common which are allocated according to stocks of smaller capitalization methods reviewed annually by the
companies.                                Trustees.

The following accounting policies have    Dividend Distributions
been consistently followed by the Fund The Fund may declare and distribute and are in conformity with accounting dividends from net investment income principles generally accepted in the (if any) annually. Distributions from United States of America in the capital gains (if any) are generally
investment company industry.              declared and distributed annually. All
                                          dividends   and    distributions    to
Investment Valuation                      shareholders are recorded on ex-date.
The Fund's  investments  in securities
are   carried  at  value.   Securities    Estimates
listed on an exchange or quoted on a The preparation of financial national market system are valued at statements in conformity with the last sales price as of 4:00 p.m. accounting principles generally Eastern Time. Securities traded in the accepted in the United States of
NASDAQ over-the-counter market are America requires management to make generally valued at the NASDAQ estimates and assumptions that affect
Official Closing Price. Other the amount of assets, liabilities, securities traded in the expenses and revenues reported in the over-the-counter market and listed financial statements. Actual results
securities   for  which  no  sale  was    could differ from those estimates.
reported  on that  date are  valued at
the most recent bid price.  Securities    Federal Income Taxes
and assets for which representative The Fund is considered a personal market quotations are not readily holding company as defined under available or which cannot be Section 542 of the Internal Revenue accurately valued using the Fund's Code since 50% of the value of the normal pricing procedures are valued Fund's shares were owned directly or at fair value as determined in good indirectly by five or fewer faith under policies approved by the individuals at certain times during
Trustees. Fair value pricing may be the last half of the year. As a used, for example, in situations where personal holding company, the Fund is
(i) a portfolio security is so thinly subject to federal income taxes on traded that there have been no undistributed personal holding company transactions for that security over an income at the maximum individual
extended  period  of  time;  (ii)  the    income  tax  rate.  No  provision  for
exchange on which the portfolio income taxes is included in the security is principally traded closes accompanying financial statements, as
early;   or  (iii)   trading   of  the    the  Fund  intends  to  distribute  to
portfolio security is halted during shareholders all taxable investment the day and does not resume prior to income and realized gains and the Fund's net asset value otherwise comply with Subchapter M of
calculation.  A  portfolio  security's    the Internal  Revenue Code  applicable
"fair value" price may differ from the    to regulated investment companies.
price   next    available   for   that
portfolio  security  using the  Fund's
normal pricing procedures.  Investment
companies  are  valued  at  net  asset
value.  Instruments with maturities of
60  days  or  less   are   valued   at
amortized  cost,  which   approximates
market value.

                                                                    (Continued)

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Notes to Financial Statements
________________________________________________________________________________

2. Transactions with Affiliates           Distributor
                                          Capital  Investment  Group,  Inc. (the
Advisor                                   "Distributor")  serves  as the  Fund's
The Fund pays a monthly  advisory  fee    principal underwriter and distributor.
to  Gardner  Lewis  Asset  Management,    The Distributor receives sales charges
(the "Advisor")  based upon the annual    imposed  on  purchases  of shares  and
rate of  1.25% of the  Fund's  average    re-allocates a portion of such charges
daily net assets.  For the fiscal year    to dealers  through  whom the sale was
ended  October 31,  2006,  the Advisor    made,  if  any.  For the  fiscal  year
has voluntarily  waived $66,172 of its    ended    October   31,    2006,    the
fees.                                     Distributor retained no sales charges.

Administrator                             Certain  Trustees  and officers of the
The Fund pays a monthly administration    Trust are also officers of the Advisor
fee to  The  Nottingham  Company  (the    or the Administrator.
"Administrator")    based   upon   the
average  daily net  assets of the Fund    3.   Purchases and Sales of Investment
and  calculated at the annual rates as         Securities
shown below.  The  Administrator  also
receives a fee to procure  and pay the    For the fiscal year ended  October 31,
custodian  for the  funds,  additional    2006,  the aggregate cost of purchases
compensation  for fund  accounting and    and proceeds  from sales of investment
recordkeeping  services and additional    securities    (excluding    short-term
compensation    for   certain    costs    securities) were as follows:
involved  with the daily  valuation of
securities  and as  reimbursement  for    --------------------------------------------------
out-of-pocket   expenses   (which  are     Purchases of Securities   Proceeds from Sales of
immaterial in amount).  A breakdown of                                           Securities
these  is  provided  in  the  schedule    --------------------------------------------------
below.                                                  $4,888,216               $8,563,287
                                          --------------------------------------------------
Compliance Services
Nottingham  Compliance Services,  LLC,    There  were no  purchases  or sales of
("NCS") a wholly  owned  affiliate  of    long-term U.S. Government  Obligations
The   Nottingham   Company,   provides    during the fiscal  year ended  October
services  which  assists  the  Trust's    31, 2006.
Chief Compliance Officer in monitoring
and  testing the  compliance  policies    4.   Federal Income Tax
and   procedures   of  the   Trust  in
conjunction  with  requirements  under    The tax components of capital shown in
Rule  38a-1  of  the   Securities  and    the   table   below   represent:   (1)
Exchange  Commission.  For the  fiscal    distribution   requirements  the  Fund
year  ended  October  31,  2006,   NCS    must satisfy under federal  income tax
received $4,597 for these services.       regulations,  (2) reclassifications of
                                          permanent book/tax differences and (3)
Transfer Agent                            unrealized       appreciation       or
North Carolina  Shareholder  Services,    depreciation    of   investments   for
LLC   ("Transfer   Agent")  serves  as    federal  income  tax  purposes  as  of
transfer,    dividend   paying,    and    October 31, 2006. (a)
shareholder  servicing  agent  for the
Fund. It receives compensation for its   -------------------------------------------------
services  based upon a rate of $15 per    Undistributed  Undistributed      Net Tax
shareholder  per  year,  subject  to a      Ordinary       Long-Term      Appreciation/
minimum fee of $1,500 per month.             Income          Gains        (Depreciation)
                                         -------------------------------------------------
                                                -           $24,346        $1,370,928
                                         -------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Fund Accounting
   Administration Fees                   Custody Fees (1)                          Asset Based Fees
                                                                           Fund                                     Blue Sky
  Average Net               Annual      Average Net         Annual      Accounting      Average       Annual     Administration
     Assets                 Rate          Assets             Rate      Fees (monthly)   Net Assets    Rate       Fees (annual)
---------------------------------------------------------------------------------------------------------------------------------
Annual Fee                 $50,000   First $100 million      0.020%       $2,250        All Assets    0.01%     $150 per state
First $25 million           0.200%    Over $100 million      0.009%
Next $25 million            0.150%
Over $50 million            0.075%
---------------------------------------------------------------------------------------------------------------------------------
(1) Subject to a minimum of $400 per month for Custody fees.


                                                                                                        (Continued)

As a result of  permanent  differences               6.   New Accounting Pronouncements
between the  financial  statement  and
income tax reporting requirements, the               In  September   2006,   the  Financial
following   reclassifications,   shown               Accounting   Standards   Board  (FASB)
below,  were  made for the year  ended               issued    Statement    on    Financial
October      31,      2006.      These               Accounting  Standards  (SFAS) No. 157,
reclassifications had no effect on the               "Fair   Value   Measurements".    This
net  assets or the net asset  value of               standard    establishes    a    single
the Fund.                                            authoritative   definition   of   fair
                                                     value,   sets  out  a  framework   for
-------------------------------------------------    measuring   fair  value  and  requires
               Increase (Decrease) in                additional   disclosures   about  fair
-------------------------------------------------    value   measurements.   SFAS  No.  157
                           Undistributed             applies  to  fair  value  measurements
           --------------------------------------    already   required  or   permitted  by
Paid-in        Net Investment   Net Realized Gain    existing  standards.  SFAS No.  157 is
    Capital        Income       on Investments       effective  for  financial   statements
-------------------------------------------------    issued  for  fiscal  years   beginning
$4,209,301        $164,671       ($4,373,972)        after  November  15,  2007 and interim
-------------------------------------------------    periods within those fiscal years. The
                                                     changes to current generally  accepted
The aggregate cost of investments  and               accounting    principles    from   the
the    composition    of    unrealized               application of this  Statement  relate
appreciation   and   depreciation   of               to the  definition of fair value,  the
investment   securities   for  federal               methods  used to measure  fair  value,
income tax  purposes as of October 31,               and  the  expanded  disclosures  about
2006 are noted in the  table  provided               fair value measurements. As of October
below. The primary  difference between               31, 2006,  management of the Fund does
book   and   tax    appreciation    or               not believe  the  adoption of SFAS No.
depreciation  of  investments  is wash               157 will impact the  amounts  reported
sale loss deferrals.                                 in the financial statements,  however,
                                                     additional disclosures may be required
-------------------------------------------------    about the inputs  used to develop  the
                    Aggregate Gross Unrealized       measurements and the effect of certain
                                                     of the  measurements  reported  on the
 Federal Tax                                         statement of changes in net assets for
    Cost        Appreciation        Depreciation     a fiscal period.
-------------------------------------------------
   $4,828,401     $1,582,235         $211,307        On July 13, 2006,  FASB  released FASB
-------------------------------------------------    Interpretation  No. 48 "Accounting for
                                                     Uncertainty in Income Taxes" (FIN 48).
The    amount   of    dividends    and               FIN  48  provides   guidance  for  how
distributions   from  net   investment               uncertain  tax  positions   should  be
income and net realized  capital gains               recognized,  measured,  presented  and
are  determined  in  accordance   with               disclosed in the financial statements.
federal income tax  regulations  which               FIN 48 requires the  evaluation of tax
may  differ  from  generally  accepted               positions  taken  or  expected  to  be
accounting  principles  in the  United               taken in the course of  preparing  the
States of America.  These  differences               Fund's  tax   returns   to   determine
are due to  differing  treatments  for               whether   the   tax    positions   are
items  such as net  short-term  gains,               "more-likely-than-not"     of    being
deferral  of  wash  sale  losses,  net               sustained   by  the   applicable   tax
investment  losses  and  capital  loss               authority. Tax positions not deemed to
carry-forwards.  Permanent differences               meet     the      more-likely-than-not
such as tax returns of capital and net               threshold  would be  recorded as a tax
investment  losses,  if any,  would be               benefit  or  expense  in  the  current
reclassified   against  capital.   For               year.  Adoption  of FIN 48 is required
federal  income tax purposes there was               for  fiscal  years   beginning   after
a  distribution  of long-term  capital               December 15, 2006 and is to be applied
gains in the amount of $1,882,950  for               to  all  open  tax  years  as  of  the
the  fiscal  year  ended  October  31,               effective    date.   At   this   time,
2006.   The   Fund   elected   to  use               management    is    evaluating     the
equalization    in   the   amount   of               implications  of FIN 48.  Although not
$4,319,413  to minimize  the  required               yet  determined,  management  does not
distribution for the fiscal year ended               expect  FIN  48  to  have  a  material
October 31, 2005.                                    impact on the financial statements.

5.   Expense Reductions                              7.   Commitments and Contingencies

The  Advisor  has  transacted  certain               Under   the   Fund's    organizational
portfolio trades with brokers who paid               documents,  its  officers and Trustees
a portion of the Fund's expenses.  For               are   indemnified    against   certain
the  fiscal  year  ended  October  31,               liabilities   arising   out   of   the
2006, the Fund's expenses were reduced               performance  of  their  duties  to the
by $7,388 under these agreements.                    Fund.  In  addition,   in  the  normal
                                                     course of  business,  the Fund  enters
                                                     into  contracts with their vendors and
                                                     others   that   provide   for  general
                                                     indemnifications. The  Fund's  maximum

                                                                                (Continued)

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Notes to Financial Statements
________________________________________________________________________________

exposure under these  arrangements  is
unknown as this would  involve  future
claims  that may be made  against  the
Fund.  The Fund  expects  that risk of
loss to be remote.

8.   Capital Share Transactions

------------------------------------------------------ ------------------------------------------- -------------------------------
For the fiscal years ended:                                         October 31,                            October 31,
                                                                       2006                                    2005
------------------------------------------------------ ------------------------------------------- -------------------------------
Transactions in Capital Shares
        Shares sold                                                                  17,109                              12,209
        Reinvested distributions                                                    192,109                                   -
        Shares repurchased                                                        (368,469)                         (2,656,028)
Net Decrease in Capital Shares                                                    (159,251)                         (2,643,819)
Shares Outstanding, Beginning of Year                                               757,430                           3,401,249
Shares Outstanding, End of Year                                                     598,179                             757,430
------------------------------------------------------ ------------------------------------------- -------------------------------

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Trustees of
Gardner Lewis Investment Trust
and Shareholders of The Chesapeake Aggressive Growth Fund


We have audited the accompanying statements of assets and liabilities of The Chesapeake Aggressive Growth Fund, a series of shares of beneficial interest of Gardner Lewis Investment Trust, including the schedule of investments, as of October 31, 2006, and the related statement of operations, the statements of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2005 and the financial highlights for each of the four years ended October 31, 2005 were audited by other auditors whose report dated December 14, 2005 expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Aggressive Growth Fund as of October 31, 2006, the results of its operations and the changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.



                                        /s/ BRIGGS, BUNTING & DOUGHERTY, LLP
                                        BRIGGS, BUNTING & DOUGHERTY, LLP


Philadelphia, Pennsylvania
December 8, 2006

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Additional Information (Unaudited)
________________________________________________________________________________



1.   Approval of  Advisory  Agreements    Trustees   noted   that   the   Fund's
     during the Period                    principal      executive      officer,
                                          president,  and  vice  president  were
The Advisor supervises the investments employees of the Advisor and serve the of the Fund pursuant to an Investment Fund without additional compensation. Advisory Agreement. At the annual The Trustees also noted that the
meeting   of  the   Fund's   Board  of    Fund's chief compliance officer was an
Trustees  on  October  31,  2006,  the    employee of the Advisor as well. After
Trustees   unanimously   approved  the    reviewing  the  foregoing  information
renewal  of  the  Investment  Advisory    and   further   information   in   the
Agreement for another year. In memorandum from the Advisor (e.g., considering whether to approve the descriptions of the Advisor's renewal of the Investment Advisory business, the Advisor's compliance Agreement, the Trustees reviewed and programs, and the Advisor's Form ADV),
considered  such  information  as they    the Board of Trustees  concluded  that
deemed reasonably necessary, the nature, extent, and quality of the including, among others, the following services provided by the Advisor were material factors: (i) the nature, satisfactory and adequate for the
extent,  and  quality of the  services    Fund.
provided  by  the  Advisor;  (ii)  the
investment performance of the Fund and In considering the investment the Advisor; (iii) the costs of the performance of the Fund and the services to be provided and profits to Advisor, the Trustees compared the be realized by the Advisor and its short and long-term performance of the affiliates from the relationship with Fund with the performance of its the Fund; (iv) the extent to which benchmark index, comparable funds with economies of scale would be realized similar objectives and size managed by as the Fund grows and whether advisory other investment advisors, and fee levels reflect those economies of comparable peer group indices (e.g., scale for the benefit of the Fund's Morningstar category averages). The investors; (v) the Advisor's practices Trustees also considered the regarding brokerage and portfolio consistency of the Advisor's
transactions;  and (vi) the  Advisor's    management   of  the  Fund   with  its
practices regarding possible conflicts    investment   objective  and  policies.
of interest.                              After    reviewing   the   short   and
                                          long-term  investment  performance  of
At the meeting, the Trustees reviewed the Fund, the Advisor's experience various informational materials managing the Fund and other advisory including, without limitation, a copy accounts, the Advisor's historical of the Investment Advisory Agreement investment performance, and other for the Fund; a memorandum from the factors, the Board of Trustees
Advisor  to  the  Trustees  containing    concluded    that    the    investment
information  about  the  Advisor,  its    performance   of  the   Fund  and  the
business, its finances, its personnel,    Advisor was satisfactory.
its   services   to  the   Fund,   and
comparative expense ratio information In considering the costs of the for other mutual funds with strategies services to be provided and profits to similar to the Fund; and a memorandum be realized by the Advisor and its from Parker Poe Adams & Bernstein LLP affiliates from their relationship (counsel to the Fund) that summarized with the Fund, the Trustees considered the fiduciary duties and the Advisor's staffing, personnel, and responsibilities of the Board of methods of operating; the education
Trustees in reviewing and approving and experience of the Advisor's the Investment Advisory Agreement, personnel; the Advisor's compliance including the types of information and policies and procedures; the financial factors that should be considered in condition of the Advisor and the level
order to make an informed decision.       of  commitment  to the  Fund  and  the
                                          Advisor  by  the   principals  of  the
In considering the nature, extent, and Advisor; the asset level of the Fund; quality of the services provided by and the overall expenses of the Fund, the Advisor, the Trustees reviewed the including the nature and frequency of responsibilities of the Advisor under advisory fee payments. The Trustees the Investment Advisory Agreement. The reviewed the financial statements for Trustees reviewed the services being the Advisor and discussed the provided by the Advisor to the Fund financial stability and profitability including, without limitation, the of the firm. The Trustees noted the quality of its investment advisory Advisor's voluntary waiver of advisory services since the Fund's inception fees for the Fund during the current
(including         research        and    fiscal  year  and the  effect  of this
recommendations with respect to waiver on Fund expenses. The Trustees portfolio securities); its procedures also noted that the Fund utilizes
for       formulating       investment    brokerage     commission     recapture
recommendations and assuring programs to help offset Fund expenses. compliance with the Fund's investment The Trustees also considered potential objectives and limitations; its benefits for the Advisor in managing coordination of services for the Fund the Fund, including promotion of the among the Fund's service providers; Advisor's name, the ability for the and its efforts to promote the Fund, Advisor to place small accounts into grow the Fund's assets, and assist in the Fund, and the potential for the the distribution of Fund shares. The Advisor to generate soft dollars from

                                                                     (Continued)

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Additional Information (Unaudited)
________________________________________________________________________________

certain of the Fund's trades that may overall reasonableness of commissions benefit the Advisor's other clients as paid; the method and basis for
well.  The Trustees  then compared the    selecting    and     evaluating    the
fees   and   expenses   of  the   Fund    broker-dealers  used; any  anticipated
(including the management fee) to allocation of portfolio business to other funds comparable in terms of the persons affiliated with the Advisor; type of fund, the nature of its the general nature and quality of the investment strategy, its style of research, statistical, and other
investment  management,  and its size,    services  received  (or expected to be
among other factors. The Trustees received) by the Advisor and/or the determined that the management fee and Fund in return for commissions paid by net expense ratio were higher than the the Fund or by any other account comparable funds and the industry advised by the Advisor. The Trustees average. Following this comparison and then considered whether such services upon further consideration and and soft dollars provide lawful and discussion of the foregoing, the Board appropriate assistance to the Advisor of Trustees concluded that the fees to in the performance of its investment be paid to the Advisor by the Fund decision-making responsibilities and were fair and reasonable in relation whether any payments are made for such to the nature and quality of the services through the use of
services provided by the Advisor.         concessions  or  mark-ups  charged  by
                                          underwriters or dealers in a principal
In considering the extent to which (including riskless principal) economies of scale would be realized capacity; the extent to which any soft as the Fund grows and whether advisory dollar payment is allocated for fee levels reflect those economies of products or services that provide both scale for the benefit of the Fund's a research and a non-research investors, the Trustees considered function; the extent to which such that the Fund's fee arrangements with services benefit other accounts, if the Advisor involved both the any, advised by the Advisor; the management fee and the Advisor's extent to which such services enable voluntary waiver of advisory fees for the Advisor to avoid expenses that it the Fund. The Trustees determined otherwise would be required to bear that, while the management fee would under the Investment Advisory remain the same at all asset levels, Agreement with the Fund; the
the    Fund's     shareholders     had    alternatives   to   "paying   up   for
experienced    benefits    from    the    research"  (e.g.,  paying for research
Advisor's voluntary fee waivers and with cash, enlarging the investment would benefit from economies of scale staff, etc.); and the opportunities under agreements with service for the Advisor to recapture brokerage providers other than the Advisor. or related fees (e.g., as to equity Following further discussion of the funds, tender offer fees, underwriting Fund's asset level, expectations for fees, etc.) and credit it against the growth, and fee levels, the Board of fees of the Fund. After further review Trustees determined that the Fund's and discussion, the Board of Trustees fee arrangements were fair and determined that the Advisor's reasonable in relation to the nature practices regarding brokerage and
and quality of the  services  provided    portfolio       transactions      were
by the Advisor, and that the Advisor's    satisfactory.
voluntary  waiver of advisory fees for
the Fund provided potential savings or In considering the Advisor's practices protection for the benefit of the regarding conflicts of interest, the
Fund's investors.                         Trustees  evaluated  the potential for
                                          conflicts of interest  and  considered
In considering the Advisor's practices such matters as the experience and regarding brokerage and portfolio ability of the advisory personnel
transactions,  the  Trustees  reviewed    assigned  to the  Fund;  the basis for
the    Advisor's    standards,     and    soft     dollar      payments     with
performance    in   utilizing    those    broker-dealers,      including     any
standards, for seeking best execution broker-dealers affiliated with the for Fund portfolio transactions, Advisor; the basis of decisions to buy including the use of alternative or sell securities for the Fund and/or markets (e.g., direct purchases from the Advisor's other accounts; the issuers or underwriters or, as to method for bunching of portfolio equity securities, "third market" for securities transactions; and the listed securities and principal market substance and administration of the
makers      for       over-the-counter    Advisor's  code of  ethics.  Following
securities).    The   Trustees    also    further  consideration and discussion,
considered the anticipated portfolio the Board of Trustees indicated that turnover rate for the Fund; the extent the Advisor's standards and practices to which the Fund allocates portfolio relating to the identification and business to broker-dealers who provide mitigation of possible conflicts of
research,    statistical,   or   other    interests were satisfactory.
services  (soft  dollars)  to the Fund
compared   with   broker-dealers   who    Based   upon  all  of  the   foregoing
provide only execution services; the considerations, the Board of Trustees, difference between "full service" and including a majority of the
"bare   bones"    commission    rates,    Independent  Trustees,   approved  the
including consideration, each quarter,    renewal  of  the  Investment  Advisory
of  whether   the  higher   rates  are    Agreement for the Fund.
reasonable in relation to the value of
the services provided;  the process by
which  evaluations  are  made  of  the

                                                                    (Continued)

2.   Proxy Voting  Policies and Voting    disagreements,  if not resolved to the
     Record                               satisfaction of Deloitte & Touche LLP,
                                          would have caused it to make reference
A copy of the Trust's Proxy Voting and    to   the   subject   matter   of   the
Disclosure Policy and the Advisor's disagreements in connection with its Proxy Voting and Disclosure Policy are report. At no time preceding the included as Appendix B to the Fund's removal of Deloitte & Touche LLP did
Statement  of  Additional  Information    any  of  the  events   enumerated   in
and is available, without charge, upon    paragraphs  (1)(v)(A)  through  (D) of
request,  by  calling  1-800-773-3863.    Item 304(a) of Regulation S-K occur.
Information  regarding  how  the  Fund
voted proxies relating to portfolio The Trust engaged Briggs, Bunting & securities during the most recent Dougherty, LLP as its new independent
12-month   period  ended  June  30  is    registered  public  accounting firm on
available (1) without charge, upon October 13, 2005. At no time preceding request, by calling the Fund at the the engagement of Briggs, Bunting & number above and (2) on the SEC's Dougherty, LLP did the Fund consult
website at http://www.sec.gov.            Briggs,   Bunting  &  Dougherty,   LLP
                                          regarding  either (i) the  application
3.   Quarterly Portfolio Holdings         of   accounting    principles   to   a
                                          specified     transaction,      either
The Fund files its complete schedule completed or proposed, or the type of of portfolio holdings with the SEC for audit opinion that might be rendered the first and third quarters of each on the Fund's financial statement, or fiscal year on Form N-Q. The Fund's (ii) any matter that was either Forms N-Q are available on the SEC's subject of a disagreement or a website at http://www.sec.gov. You may reportable event, as such terms are review and make copies at the SEC's defined in Item 304 of Regulation S-K. Public Reference Room in Washington,
D.C. You may also obtain  copies after    5.   Tax Information
paying a  duplicating  fee by  writing
the SEC's Public Reference Section, We are required to advise you within Washington, D.C. 20549-0102, by 60 days of the Fund's fiscal year-end
electronic          request         to    regarding  the  federal  tax status of
publicinfo@sec.gov, or is available, certain distributions received by without charge, upon request, by shareholders during each fiscal year.
calling the fund at 1-800-773-3863. The following information is provided Information on the operation of the for the Fund's fiscal year ending,
Public  Reference Room may be obtained    October 31, 2006.
by calling the SEC at 202-942-8090.
                                          During the fiscal year the Fund paid a
4.   Change in Registrant's Certifying    long-term capital gain distribution of
     Accountant                           $1,882,950.

On October 13, 2005, Deloitte & Touche Individual shareholders are eligible LLP was removed as the independent for reduced tax rates on qualified
registered  public accounting firm for    dividend  income.  For the purposes of
the Trust, effective immediately upon computing the dividends eligible for the completion of the audit of the reduced tax rates, all of the October 31, 2005 financial statements. dividends paid by the funds from
Deloitte & Touche  LLP was  previously    ordinary   income  earned  during  the
engaged as the independent  registered    fiscal year are  considered  qualified
public  accounting  firm to audit  the    dividend income.
Fund's financial statements.
                                          Corporate  shareholders may exclude up
Deloitte & Touche LLP issued reports to 70% of qualifying dividends. For on the Fund's financial statements as the purposes of computing this of October 31, 2004 and October 31, exclusion, all of the dividends paid 2005. Such reports did not contain an by the fund from ordinary income adverse opinion or a disclaimer of earned during the fiscal year
opinion,  nor were they  qualified  or    represent qualifying dividends.
modified  as  to  uncertainty,   audit
scope, or accounting principles.          Dividends and  distributions  received
                                          by  retirement  plans  such  as  IRAs,
The decision to remove Deloitte & Keogh-type plans and 403(b) plans need Touche LLP was approved by the Trust's not be reported as taxable income. Audit Committee and ratified by the However, many retirement plans may Board of Trustees. At no time need this information for their annual
preceding  the  removal of  Deloitte &    information reporting.
Touche     LLP    were    there    any
disagreements  with  Deloitte & Touche
LLP  on  any   matter  of   accounting
principles  or  practices,   financial
statement   disclosure,   or  auditing
scope     or     procedure,      which
                                                                     (Continued)

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Additional Information (Unaudited)
________________________________________________________________________________

6.   Information  about  Trustees  and    information  about  the  Trustees  and
     Officers                             officers  and  is  available,  without
                                          charge,  upon  request by calling  the
The business and affairs of the Fund Fund toll-free at 1-800-430-3863. The and the Trust are managed under the address of each Trustee and officer, direction of the Trustees. Information unless otherwise indicated below, is concerning the Trustees and officers 116 South Franklin Street, Rocky of the Trust and Fund is set forth Mount, North Carolina 27804. The below. Generally, each Trustee and Independent Trustees received officer serves an indefinite term or aggregate compensation of $8,633 until certain circumstances such as during the fiscal year ended October their resignation, death, or otherwise 31, 2006 from the Fund for their as specified in the Trust's services to the Fund and Trust and the organizational documents. Any Trustee Chief Compliance Officer received
may  be   removed   at  a  meeting  of    $9,584 from the Fund for her  services
shareholders by a vote meeting the to the Fund and Trust. The Interested requirements of the Trust's Trustee and other officers did not organizational documents. The receive compensation from the Fund for
Statement of Additional Information of    their services to the Fund and Trust.
the    Fund    includes     additional

------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
                                                                                        Number of
                                                                                       Portfolios
                                                                                         in Fund
                          Position(s)                                                    Complex
       Name, Age           held with    Length of        Principal Occupation(s)        Overseen            Other Directorships
      and Address         Fund/Trust   Time Served         During Past 5 Years         by Trustee             Held by Trustee
------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
                                              Independent Trustees
------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
Jack E. Brinson, 74       Trustee      Since 8/92   Retired;  previously,   President       3       Mr.   Brinson   serves   as   an
                                                    of   Brinson    Investment    Co.               Independent   Trustee   of   the
                                                    (personal     investments)    and               following:     The    Nottingham
                                                    President  of Brinson  Chevrolet,               Investment  Trust II for the six
                                                    Inc. (auto dealership).                         series   of  that   trust;   New
                                                                                                    Providence  Investment Trust for
                                                                                                    the one  series  of that  trust;
                                                                                                    Hillman    Capital    Management
                                                                                                    Investment  Trust  for  the  two
                                                                                                    series of that trust; and Tilson
                                                                                                    Investment  Trust  for  the  two
                                                                                                    series   of  that   trust   (all
                                                                                                    registered investment companies)
------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
Theo H. Pitt, Jr., 70     Trustee      Since 4/02   Senior   Partner   of   Community       3       Mr.    Pitt    serves    as   an
                                                    Financial            Institutions               Independent   Trustee   of   the
                                                    Consulting  since  1997;  Account               following:    Hillman    Capital
                                                    Administrator  of  Holden  Wealth               Management  Investment  for  the
                                                    Management   Group  of   Wachovia               two  series of that  Trust;  and
                                                    Securities    (money   management               Tilson  Investment Trust for the
                                                    firm) since September, 2003.                    two  series of that  trust  (all
                                                                                                    registered investment companies)





------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
                                               Interested Trustee*
------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
W. Whitfield Gardner, 43  Chairman     Since 6/96   Managing  Partner  and  Portfolio       3                      None
Chief Executive Officer   and                       Manager  of Gardner  Lewis  Asset
The Chesapeake Funds      Chief                     Management, L.P. (Advisor).
285 Wilmington-West       Executive
Chester Pike              Officer
Chadds Ford,              (Principal
Pennsylvania 19317        Executive
                          Officer)
------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
*Basis of  Interestedness.  W. Whitfield Gardner is an Interested Trustee because he is an officer and principal owner of Gardner
Lewis Asset Management L.P., the Fund's investment advisor.
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                (Continued)

------------------------------------------------------------------------------------------------------------------------------------
                                                    Officers
------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
John L. Lewis, IV, 42     President    Since 12/93  Partner and Portfolio  Manager of      n/a                      n/a
The Chesapeake Funds                                Gardner  Lewis Asset  Management,
285 Wilmington-West                                 L.P.
Chester Pike
Chadds Ford,
Pennsylvania 19317
------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
Tracey L. Hendricks, 39** Assistant    Since 12/04  Chief  Financial  Officer  of  The     n/a                      n/a
                          Secretary                 Nottingham Company  (administrator
                          and                       to the Funds)  since  August 2006;
                          Treasurer                 Vice    President   of   Financial
                          (Principal                Reporting,  Tax,  Internal  Audit,
                          Financial                 and  Compliance of The  Nottingham
                          Officer)                  Company  since  2004;  previously,
                                                    Vice President of Special Projects
                                                    of  The  Nottingham  Company  from
                                                    2001 to 2004.
------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
Judy B. Werner, 44        Chief        Since 1/05   Chief   Compliance   Officer   of      n/a                      n/a
The Chesapeake Funds      Compliance                Gardner  Lewis Asset  Management,
285 Wilmington-West       Officer                   L.P.    since    January    2005;
Chester Pike                                        previously,            Compliance
Chadds Ford,                                        Officer/Manager     of     Client
Pennsylvania 19317                                  Services.
------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
Julian G. Winters, 37**   Secretary    Secretary    Vice President, Compliance             n/a                      n/a
                          and          since        Administration of The Nottingham
                          Assistant    12/04;       Company since 1998.
                          Treasurer    Assistant
                                       Treasurer
                                       since 12/02
------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
William D. Zantzinger, 44 Vice         Since        Partner and Manager of Trading         n/a                      n/a
The Chesapeake Funds      President    12/93        of Gardner Lewis Asset
285 Wilmington-West                                 Management, L.P.
Chester Pike
Chadds Ford,
Pennsylvania 19317
------------------------------------------------------------------------------------------------------------------------------------
** Ms. Hendricks and Mr. Winters are sister-in-law and brother-in-law.
------------------------------------------------------------------------------------------------------------------------------------

The Chesapeake Aggressive Growth Fund
is a series of
Gardner Lewis Investment Trust











For Shareholder Service Inquiries:        For Investment Advisor Inquiries:

Documented:                               Documented:

NC Shareholder Services                   Gardner Lewis Asset Management
116 South Franklin Street                 285 Wilmington-West Chester Pike
Post Office Drawer 4365                   Chadds Ford, Pennsylvania 19317
Rocky Mount, North Carolina 27803-0365

Toll-Free Telephone:                      Toll-Free Telephone:

1-800-430-3863                            1-800-430-3863

World Wide Web @:                         World Wide Web @:

nottinghamco.com                          chesapeakefunds.com

Annual Report 2006







                                                                  THE CHESAPEAKE
                                                                     GROWTH FUND
                                                                October 31, 2006
















This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin Street, Rocky Mount, NC 27804, Phone 1-800-773-3863.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of The Chesapeake Growth Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: equity securities risk, market risk, internal change risk, medium capitalization companies risk, investment advisor risk, overweighting in certain market sectors risk, portfolio turnover risk and short-term investments risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-430-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

This Annual Report was first distributed to shareholders on or about December 29, 2006.

For More Information on Your Chesapeake Growth Fund:

            See Our Web site @ www.chesapeakefunds.com
                              or
            Call Our Shareholder Services Group Toll-Free at 1-800-430-3863

                                                              December 10, 2006

2006 FISCAL YEAR COMMENTARY

CHESAPEAKE GROWTH FUND
November 1, 2005 to October 31, 2006

MARKET ENVIRONMENT. The market finished 2005 on a strong note as the U.S. economy continued to advance despite hurricane related disruptions and high gasoline and fuel prices. The 2005 Christmas selling season was successful, which was a relief for investors given the original post-Katrina outlook. The market tacked on additional gains in early 2006 as corporate earnings announcements and economic data remained healthy and investors simultaneously began to anticipate an end to the Fed's interest rate hikes.

Hawkish commentary from the Federal Reserve in early May 2006 reversed the market's positive trend, however, and investor focus turned to inflation risks. Growth stocks and smaller cap stocks were hardest hit, while ultra-large cap company stocks were more resilient. In July, most S&P 500 companies announced solid earnings results for the second quarter, but investors gave little weight to positive news.

By the end of July, investors had begun to embrace an economic outlook that entailed a mild slowdown and subdued inflation. The market began to rally, and third quarter corporate earnings announcements in October confirmed that business in most segments of the economy was still on track, while economic data was just weak enough to allay inflation and interest rate fears. By the end of the Fund's fiscal year on October 31, 2006, investors had become optimistic and a strong holiday selling season is widely expected.

PORTFOLIO REVIEW. The following table breaks out the Fund's holdings by economic sector and compares 2005 and 2006 fiscal year-end holdings.^1

      -------------------------------- -------------------------------
                    Economic                Fund           Fund
                     Sector              10/31/2005     10/31/2006
      -------------------------------- -------------------------------
      Consumer Discretionary                      15%             20%
      Consumer Staples                             4%              4%
      Energy                                       2%              0%
      Financials                                   9%              8%
      Health Care                                 27%             24%
      Industrials                                  5%              4%
      Information Technology                      30%             30%
      Materials                                    5%              6%
      Telecom Services                             0%              0%
      Utilities                                    4%              2%
      Cash                                         0%              2%
      -------------------------------- -------------------------------
       Total                                     100%            100%
      -------------------------------- -------------------------------

The most significant shift in sector exposures during the fiscal year were an increase in the weight of Consumer Discretionary and a decrease in the Healthcare weight. Technology remains the Fund's largest sector exposure, and we continue to find very strong growth opportunities among companies in the sector. In general, we believe that Technology related businesses will be more resilient than consumer related businesses during this economic slowdown. We think corporate spending on technology will remain relatively strong, and that consumers will continue to focus their spending on consumer electronics.

________________________
^1  For   sector   classifications,   the  Standard  &  Poor's  Global  Industry
Classification Standard (GICS) is used. Totals may not sum to 100% due to rounding.

Technology and Industrials were the largest contributors to portfolio profits. Technology's contribution was partly due to its large weighting, while
Industrial's contribution was primarily due to strong stock picking results within the sector. Financials and Consumer Discretionary also contributed significantly to portfolio profits, while Energy and Health Care created the only meaningful losses at the sector level.

The Fund's most important individual contributors to profits this fiscal year included MEMC Electronic Materials (semiconductors); McDermott International (energy services); Monsanto (agricultural products); Celgene (biotech); and Wynn Resorts (casino hotels). Notable detractors included Aventine Renewable Energy (alternative energy); St. Jude Medical (medical devices); Boston Scientific (medical devices); XM Satellite Radio (media); and Symantec (software).

The Fund's total return of 6.25% this fiscal year compares to 19.98% for the Russell 2000 Index (of smaller capitalization growth companies) and 16.34% for the S&P 500 Total Return Index (of larger capitalization companies). The portfolio had enough profitable investments to offset unsuccessful investments and leave the Fund with solid gains on an absolute basis. But losses in the worst performing positions were deeper than typical and prevented the Fund from performing as well as the benchmark indices. XM Satellite and Symantec were liquidated, but we remain committed to a number of laggard positions like St. Jude and Boston Scientific and expect them to recover significantly in the coming fiscal year.

Please refer to the Portfolio of Investments section of the Annual Report for a complete listing of Fund holdings and the amount each represents of the portfolio.


OUTLOOK. The economy is almost certainly slowing, though we expect the slowdown will not result in a recession. If global economic growth softens but remains positive, we think stocks will benefit. Mild economic slowdowns have historically been kind to equity investors as stocks have benefited from the resulting low interest rates more than they have been punished for slowing earnings.

As is always the case, some parts of the economy are doing better than others, and some companies are performing better than their peers. A changing economic environment can make for an unpredictable stock market, but it also creates opportunity for stock pickers. Those with deep fundamental conviction can thrive in an environment like the current one. This leaves us very excited about the current market environment because understanding opportunity at individual companies is what we do best. Predicting when and how the market will react to current events has never been the driver of our success.

Smaller capitalization companies have generally outperformed large capitalization companies since 1998, and many predict now that the stocks of large companies will have their day again. We do not necessarily agree or disagree. But we have found more investment opportunity this year in larger companies, and we think many are inexpensive relative to the quality and strength of their earnings. Regardless of whether smaller or larger cap stocks outperform in the coming year, though, we will more likely benefit from our bottom up research of individual companies. Our conviction about company fundamentals has historically been rewarded, and we expect that will be the case in the coming period.

Sincerely,

/s/  W. Whitfield Gardner                           /s/ John L. Lewis IV

W. Whitfield Gardner                                 John L. Lewis IV

THE CHESAPEAKE GROWTH FUND - Institutional Shares

Performance Update - $1,000,000 Investment (Unaudited)

For the period from October 31, 1996 to October 31, 2006

The Chesapeake Growth Fund

-------------------------------------------------------------------- --------------------------------------------------------------
[Line Graph Here]                                                    Performance Returns for the periods ended October 31, 2006.
                The Chesapeake          S&P 500         Russell      ----------------------------- ---------- ---------- ----------
                  Growth Fund -      Total Return        2000        Average Annual                    One       Five        Ten
              Institutional Shares       Index           Index       Total Returns                    Year       Year       Year
              --------------------       -----           -----       ----------------------------- ---------- ---------- ----------
 10/31/1996       $1,000,000          $1,000,000      $1,000,000     Institutional Shares            6.25%      5.47%      5.65%
 10/31/1997        1,303,371           1,321,122       1,290,927     ----------------------------- ---------- ---------------------
 10/31/1998        1,135,901           1,611,652       1,140,738     Cumulative Total                             Final Value of
 10/31/1999        1,545,594           2,025,353       1,311,169     Investment Returns             Ten Year  $1,000,000 Investment
 10/31/2000        2,441,606           2,148,718       1,542,034     ----------------------------- ---------- ---------------------
 10/31/2001        1,327,643           1,613,601       1,348,678     Institutional Shares            73.26%         $1,732,613
 10/31/2002        1,017,807           1,369,847       1,192,790     ----------------------------- ---------- ---------------------
 10/31/2003        1,389,671           1,654,780       1,710,189     S&P 500 Total Return
 10/31/2004        1,421,348           1,810,698       1,911,854     Index                           129.03%        $2,290,259
 10/31/2005        1,630,694           1,968,585       2,144,774     ----------------------------- ---------- ---------------------
 10/31/2006        1,732,613           2,290,259       2,574,329     Russell 2000 Index              157.43%        $2,574,329
-----------------------------------------------------------------------------------------------------------------------------------

This graph assumes an initial investment of $1,000,000 at October 31, 1996. All dividends and distributions are reinvested. This graph depicts the performance of The Chesapeake Growth Fund (the "Fund") Institutional Shares versus the S&P 500 Total Return Index and the Russell 2000 Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.
--------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses
--------------------------------------------------------------------------------
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                    Beginning                    Ending
                                                  Account Value               Account Value              Expenses Paid
Expense Example                                    May 1, 2006              October 31, 2006            During Period*
-------------------------------------------------------------------------------------------------------------------------------
Actual                                              $1,000.00                   $936.00                     $10.39
-------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000.00                  $1,014.47                    $10.82
-------------------------------------------------------------------------------------------------------------------------------

    * Actual Expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized six-month expense ratio is 2.13%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184, then divided by 365 (to reflect the number of days in the most recent six-month period).

THE CHESAPEAKE GROWTH FUND - Class A Investor Shares

Performance Update - $25,000 Investment (Unaudited)

For the period from October 31, 1996 to October 31, 2006

-------------------------------------------------------------------- --------------------------------------------------------------
[Line Graph Here]                                                    Performance Returns for the periods ended October 31, 2006.
-------------------------------------------------------------------- --------------------------------------------------------------
                The Chesapeake            S&P 500       Russell      Average Annual                    One       Five        Ten
                  Growth Fund -        Total Return      2000        Total Returns                    Year       Year       Year
            Class A Investor Shares       Index          Index       ----------------------------- ---------- ---------- ----------
            -----------------------       -----          -----       Class A Investor Shares
                                                                     - No Sales Load                  6.55%      5.07%      5.25%
 10/31/1996        $24,250              $25,000        $25,000       ----------------------------- ---------- ---------- ----------
 10/31/1997         31,486               33,028         32,273       Class A Investor Shares
 10/31/1998         27,336               40,291         28,518       - 3% Maximum Sales Load          3.36%      4.43%      4.93%
 10/31/1999         37,054               50,634         32,779       ----------------------------- ---------- ---------------------
 10/31/2000         58,328               53,718         38,551       Cumulative Total                              Final Value of
 10/31/2001         31,589               40,340         33,717       Investment Returns              Ten Year   $25,000 Investment
 10/31/2002         24,025               34,246         29,820       ----------------------------- ---------- ---------------------
 10/31/2003         32,510               41,370         42,755       Class A Investor Shares
 10/31/2004         33,158               45,267         47,796       - No Sales Load                 66.81%         $41,702
 10/31/2005         37,963               49,215         53,619       ----------------------------- ---------- ---------------------
 10/31/2006         40,450               57,256         64,358       Class A Investor Shares
                                                                     - 3% Maximum Sales Load         61.80%         $40,450
                                                                     ----------------------------- ---------- ---------------------
                                                                     S&P 500 Total Return Index     129.03%         $57,256
                                                                     ----------------------------- ---------- ---------------------
                                                                     Russell 2000 Index             157.43%         $64,358
------------------------------------------------------------------------------------------------------------------------------------

This graph assumes an initial investment of $25,000 ($24,250 after maximum sales load of 3.00%) at October 31, 1996. All dividends and distributions are reinvested. This graph depicts the performance of The Chesapeake Growth Fund (the "Fund") Class A Investor Shares versus the S&P 500 Total Return Index and the Russell 2000 Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.
--------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses
--------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                     Beginning                     Ending
                                                   Account Value                Account Value            Expenses Paid
Expense Example                                     May 1, 2006               October 31, 2006          During Period*
-------------------------------------------------------------------------------------------------------------------------------
Actual                                               $1,000.00                    $939.80                   $11.64
-------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000.00                   $1,013.21                  $12.08
-------------------------------------------------------------------------------------------------------------------------------

     * Actual Expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized six-month expense ratio is 2.38%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184, then divided by 365 (to reflect the number of days in the current fiscal period).

THE CHESAPEAKE GROWTH FUND

Schedule of Investments


As of October 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                       Market Value
                                         Shares      (Note 1)                                              Shares        (Note 1)
----------------------------------------------------------------     --------------------------------------------------------------

COMMON STOCKS - 97.65%                                               Healthcare - Products - 6.07%
                                                                        Alcon, Inc.                          2,400   $    254,592
Agriculture - 2.52%                                                  *  Boston Scientific Corporation       21,500        342,065
     Monsanto Company                     7,700   $    340,494       *  St. Jude Medical, Inc.               6,500        223,275
                                                  ------------                                                       ------------
                                                                                                                          819,932
                                                                                                                     ------------
Apparel - 1.03%                                                      Healthcare - Services - 9.44%
 *   Coach, Inc.                          3,500        138,740          CIGNA Corporation                    3,545        414,694
                                                  ------------       *  Health Net Inc.                      4,200        174,342
                                                                     *  Humana Inc.                          8,100        486,000
Biotechnology - 1.46%                                                *  Tenet Healthcare Corporation        28,400        200,504
 *   Celegne Corporation                  3,700        197,728                                                       ------------
                                                  ------------                                                          1,275,540
                                                                                                                     ------------
                                                                     Internet - 4.81%
Communication Equipment - 2.25%                                      *  Google Inc.                          1,365        650,272
 *   Corning Incorporated                14,900        304,407
                                                  ------------
                                                                     Investment Company (Closed-ended) - 2.36%
Computer Services - 6.30%                                               American Capital Strategies, Ltd.    7,400        319,384
 *   Checkfree Corporation                1,700         67,116                                                       ------------
 *   Emdeon Corporation                  23,500        273,775       Leisure - 3.67%
 *   Micros Systems, Inc.                 6,500        322,920         Pool Corporation                      6,200        254,076
 *   Seagate Technology                   8,300        187,414       * Scientific Games Corporation          8,600        241,058
                                                  ------------                                                       ------------
                                                       851,225                                                            495,134
                                                  ------------       Lodging - 3.95%                                 ------------
Diversified Financial Services - 5.35%                                  Starwood Hotels & Resorts
     Capital One Financial                                                Worldwide, Inc.                    3,400        203,116
        Corporation                       5,000        396,650       *  Wynn Resorts, Ltd.                   4,500        330,930
     Chicago Mercantile Exchange                                                                                     ------------
        Holdings, Inc.                      650        325,650                                                            534,046
                                                  ------------                                                       ------------
                                                       722,300       Media - 2.08%
                                                  ------------       u  Grupo Televisa SA de CV             11,400        281,352
Electric - 1.59%                                                                                                     ------------
 *   Reliant Energy Inc.                 16,900        214,292
                                                  ------------       Office/Business Equipment - 2.48%
                                                                     *  Xerox Corporation                   19,700        334,900
Energy/Alternative Sources - 1.31%                                                                                   ------------
 *   Aventine Renewable Energy

        Holdings, Inc.                    7,200        177,120       Packaging & Containers - 2.03%
                                                  ------------       *  Crown Holdings Inc.                 14,100        274,104
                                                                                                                     ------------
Engineering & Construction - 2.14%
 *   McDermott International, Inc.        6,450        288,315       Pharmaceuticals - 4.62%
                                                  ------------          Caremark Rx, Inc.                    5,100        251,073
                                                                        Omnicare, Inc.                       2,400         90,912
Food - 3.69%                                                         u  Teva Pharmaceutical
     The Hershey Company                  5,400        285,714           Industries Ltd.                     8,570       282,553
     SYSCO Corporation                    6,100        213,378                                                       ------------
                                                  ------------                                                           624,538
                                                       499,092                                                       ------------
                                                  ------------


                                                                                                                       (Continued)

THE CHESAPEAKE GROWTH FUND

Schedule of Investments


As of October 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value
                                         Shares      (Note 1)
----------------------------------------------------------------     --------------------------------------------------------------

COMMON STOCKS - (Continued)                                              Summary of Investments by Industry
                                                                                                      % of Net
Retail - 7.15%                                                           Industry                       Assets       Market Value
 *   Bed Bath & Beyond, Inc.              3,400   $    136,986       -------------------------------------------------------------
     Best Buy Co., Inc.                   5,500        303,875       Agriculture                         2.52%           $ 340,494
     Circuit City Stores, Inc.           11,400        307,572       Apparel                             1.03%             138,740
     J.C. Penney Co., Inc.                2,900        218,167       Biotechnology                       1.46%             197,728
                                                  ------------       Communication Equipment             2.25%             304,407
                                                       966,600       Computer Services                   6.30%             851,225
                                                  ------------       Diversified Financial Services      5.35%             722,300
Semiconductors - 10.44%                                              Electric                            1.59%             214,292
     Applied Materials, Inc.             17,800        309,542       Energy/Alternative Sources          1.31%             177,120
 *   Broadcom Corporation                 9,350        283,025       Engineering & Construction          2.14%             288,315
 *   MEMC Electronic Materials, Inc.     14,700        521,850       Food                                3.69%             499,092
     Microchip Technology, Inc.           9,000        296,370       Healthcare - Products               6.07%             819,932
                                                  ------------       Healthcare - Services               9.44%           1,275,540
                                                     1,410,787       Internet                            4.81%             650,272
                                                  ------------       Investment Company
Software - 4.40%                                                       (Closed ended)                   2.36%              319,384
 *   Activision, Inc.                    22,344        344,544       Leisure                             3.67%             495,134
 *   Transaction Systems                                             Lodging                             3.95%             534,046
        Architects, Inc.                  7,400        249,454       Media                               2.08%             281,352
                                                  ------------       Office/Business Equipment           2.48%             334,900
                                                       593,998       Packaging & Containers              2.03%             274,104
                                                  ------------       Pharmaceuticals                     4.62%             624,538
Telecommunications - 4.16%                                           Retail                              7.15%             966,600
 *   Comverse Technology, Inc.           12,300        267,771       Semiconductors                     10.44%           1,410,787
     Qualcomm, Inc.                       8,100        294,759       Software                            4.40%             593,998
                                                  ------------       Telecommunications                  4.16%             562,530
                                                       562,530       Transportation                      2.35%             316,890
                                                  ------------       -------------------------------------------------------------
Transportation - 2.35%                                               Total                              97.65%        $ 13,193,720
 *   Swift Transportation Co., Inc.      12,600        316,890
                                                  ------------

Total Common Stocks (Cost $10,929,531)              13,193,720
                                                  ------------

Total Investments
     (Cost $10,929,531) - 97.65%                  $ 13,193,720
Other Assets less Liabilities - 2.35%                  316,790
                                                  ------------

Net Assets - 100.00%                              $ 13,510,510
                                                  ============

*  Non-income producing investment.
u  American Depositary Receipt.

The following abbreviation is used in this portfolio:
SA de CV - Convertible Securities (Mexican)








See Notes to Financial Statements

THE CHESAPEAKE GROWTH FUND

Statement of Assets and Liabilities


As of October 31, 2006

---------------------------------------------------------------------------------------------------------------------------------

Assets:
      Investments, at value (cost $10,929,531) ............................................................         $ 13,193,720
      Receivables:
           Investments sold ...............................................................................              348,118
           Fund shares sold ...............................................................................                  300
           Dividends ......................................................................................                1,680
      Prepaid expenses:
           Fund accounting fees (note 2) ..................................................................                4,500
           Compliance services fees (note 2) ..............................................................                  389
           Other expenses .................................................................................               14,092
                                                                                                                    ------------
      Total assets ........................................................................................           13,562,799
                                                                                                                    ------------

Liabilities:
      Payables:
           Fund shares repurchased ........................................................................               18,710
      Accrued expenses ....................................................................................               20,550
      Disbursements in excess of cash on demand deposit ...................................................               13,029
                                                                                                                    ------------
      Total liabilities ...................................................................................               52,289
                                                                                                                    ------------

Net Assets ................................................................................................         $ 13,510,510
                                                                                                                    ============

Net Assets Consist of:
      Capital .............................................................................................         $ 76,980,433
      Accumulated net realized loss on investments ........................................................          (65,734,112)
      Net unrealized appreciation on investments ..........................................................            2,264,189
                                                                                                                    ------------
      Total Net Assets ....................................................................................         $ 13,510,510
                                                                                                                    ============

Institutional Shares Outstanding, no par value (unlimited authorized shares) ..............................              738,938
      Net Assets - Institutional Shares ...................................................................         $  9,297,158
      Net Asset Value, Maximum Offering Price and Redemption Price Per Share ..............................         $      12.58

Class A Investor Shares Outstanding, no par value (unlimited authorized shares) ...........................              355,098
      Net Assets - Class A Investor Shares ................................................................         $  4,213,352
      Net Asset Value and Redemption Price Per Share ......................................................         $      11.87

      Maximum Offering Price Per Share (Net Asset Value / 0.97) ...........................................         $      12.24







See Notes to Financial Statements

THE CHESAPEAKE GROWTH FUND

Statement of Operations


For the fiscal year ended October 31, 2006

---------------------------------------------------------------------------------------------------------------------------------

Investment Income:
      Dividends ..........................................................................................          $   112,583
                                                                                                                    ------------
      Total Investment Income ............................................................................              112,583
                                                                                                                    ------------
Expenses:
      Advisory fees (note 2) .............................................................................               188,500
      Administration fees (note 2) .......................................................................                39,138
      Transfer agent fees (note 2) .......................................................................                27,000
      Fund accounting fees (note 2) ......................................................................                55,885
      Compliance services fees (note 2) ..................................................................                 4,739
      Custody fees (note 2) ..............................................................................                 8,191
      Distribution and service fees - Class A Investor Shares (note 3) ...................................                12,176
      Legal fees .........................................................................................                15,108
      Audit and tax preparation fees .....................................................................                12,532
      Chief Compliance Officer fees ......................................................................                10,021
      Registration and filing administration fees (note 2) ...............................................                 8,876
      Registration and filing expenses ...................................................................                 9,585
      Shareholder servicing expenses .....................................................................                 2,436
      Printing expenses ..................................................................................                   990
      Trustee fees and meeting expenses ..................................................................                 7,613
      Securities pricing fees ............................................................................                 4,234
      Other operating expenses ...........................................................................                 4,656
                                                                                                                    ------------
      Total Expenses .....................................................................................               411,680
                                                                                                                    ------------
      Expenses reductions (note 7) .......................................................................               (12,487)
                                                                                                                    ------------
      Net Expenses .......................................................................................               399,193
                                                                                                                    ------------
Net Investment Loss ......................................................................................              (286,610)
                                                                                                                    ------------
Realized and Unrealized Gain (Loss) on Investments

      Net realized gain from investment transactions .....................................................             3,273,333
      Change in unrealized appreciation on investments ...................................................            (1,513,919)
                                                                                                                    ------------
Realized and Unrealized Gain on Investments ..............................................................             1,759,414
                                                                                                                    ------------

Net Increase in Net Assets Resulting from Operations .....................................................           $ 1,472,804
                                                                                                                    ============




See Notes to Financial Statements

THE CHESAPEAKE GROWTH FUND

Statements of Changes in Net Assets


For the fiscal year ended October 31,                                                 2006                 2005
----------------------------------------------------------------------------------------------------------------------------------

Operations:
     Net investment loss ..................................................        $   (286,610)            $   (320,569)
     Net realized gain from investment transactions .......................           3,273,333                5,699,613
     Change in unrealized appreciation on investments .....................          (1,513,919)              (1,792,227)
                                                                                   ------------             ------------
Net Increase in Net Assets Resulting from Operations ......................           1,472,804                3,586,817
                                                                                   ------------             ------------

Capital Share Transactions: (note 6)
     Institutional Shares
         Shares sold ......................................................             538,456                  758,553
         Shares repurchased ...............................................          (9,419,401)              (7,772,780)
     Class A Investor Shares
         Shares sold ......................................................             109,277                  134,542
         Shares repurchased ...............................................          (1,201,155)              (2,756,070)
                                                                                   ------------             ------------
Decrease from Capital Share Transactions ..................................          (9,972,823)              (9,635,755)
                                                                                   ------------             ------------

Net Decrease in Net Assets ................................................          (8,500,019)              (6,048,938)
                                                                                   ------------             ------------
Net Assets:
     Beginning of Year ....................................................          22,010,529               28,059,467
                                                                                   ------------             ------------
     End of Year ..........................................................        $ 13,510,510             $ 22,010,529
                                                                                   ============             ============

Undistributed Net Investment Income .......................................        $       --               $       --
                                                                                   ------------             ------------






















See Notes to Financial Statements

THE CHESAPEAKE GROWTH FUND

Financial Highlights

For a share outstanding during the                                                    Institutional Shares
                                                         -------------------------------------------------------------------------
fiscal year ended October 31,                               2006            2005           2004          2003           2002
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year ......................  $  11.84       $  10.33      $  10.09       $   7.39       $   9.65
                                                           --------       --------      --------       --------       --------
Income (Loss) from Investment Operations
      Net investment loss ...............................     (0.27)         (0.16)        (0.14)         (0.10)         (0.09)
      Net realized and unrealized
           gain (loss) on securities ....................      1.01           1.67          0.38           2.80          (2.16)
                                                           --------       --------      --------       --------       --------
Total from Investment Operations ........................      0.74           1.51          0.24           2.70          (2.25)
                                                           --------       --------      --------       --------       --------
Less Distributions:
      Distributions (from capital gains) ................        --             --            --             --          (0.01)
                                                           --------       --------      --------       --------       --------
Total Distributions .....................................        --             --            --             --          (0.01)
                                                           --------       --------      --------       --------       --------

Net Asset Value, End of Year ............................  $  12.58       $  11.84      $  10.33       $  10.09       $   7.39
                                                           ========       ========      ========       ========       ========

Total Return ............................................      6.25 %        14.62 %        2.28 %        36.54 %       (23.34)%

Net Assets, End of Year (in thousands) ..................  $  9,297       $ 17,012      $ 21,282       $ 29,451     $   43,565

Average Net Assets for the Year (in thousands) ..........  $ 13,980       $ 19,252      $ 23,104       $ 33,836     $   56,491

Ratios of:
Gross Expenses to Average Net Assets (a) ................      2.11 %         1.97 %        1.77 %         1.35 %         1.26 %
Net Expenses to Average Net Assets (a) ..................      2.05 %         1.94 %        1.70 %         1.25 %         1.20 %
Net Investment Loss
      to Average Net Assets .............................     (1.46)%        (1.22)%       (1.28)%        (0.86)%        (0.97)%

Portfolio turnover rate .................................     71.14 %        78.03 %       78.37 %        85.67 %       104.17 %

(a) The expense ratios listed above reflect total expenses prior to any reimbursements (gross expense ratio) and after reimbursements (net expense ratio).















See Notes to Financial Statements                                                                                     (Continued)

THE CHESAPEAKE GROWTH FUND

Financial Highlights

For a share outstanding during the                                               Class A Investor Shares
                                                         -------------------------------------------------------------------------
fiscal year ended October 31,                               2006            2005           2004          2003           2002
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year .....................   $  11.14       $   9.75      $   9.54       $   7.05       $   9.28
                                                           --------       --------      --------       --------       --------
Income (Loss) from Investment Operations
      Net investment loss ..............................      (0.24)         (0.19)        (0.17)         (0.16)         (0.17)
      Net realized and unrealized
           gain (loss) on securities ...................       0.97           1.58          0.38           2.65          (2.05)
                                                           --------       --------      --------       --------       --------
Total from Investment Operations .......................       0.73           1.39          0.21           2.49          (2.22)
                                                           --------       --------      --------       --------       --------

Less Distributions:
      Distributions (from capital gains) ...............         --             --            --             --          (0.01)
                                                           --------       --------      --------       --------       --------
Total Distributions ....................................         --             --            --             --          (0.01)
                                                           --------       --------      --------       --------       --------

Net Asset Value, End of Year ...........................   $  11.87       $  11.14      $   9.75       $   9.54       $   7.05
                                                           ========       ========      ========       ========       ========

Total Return (a) .......................................       6.55 %        14.26 %        1.99 %        35.32 %       (23.95)%


Net Assets, End of Year (in thousands) .................    $ 4,213       $  4,999      $  6,778      $   8,587       $  8,452

Average Net Assets for the Year (in thousands) .........    $ 4,870       $  5,902      $  7,757      $   8,172       $ 12,853

Ratios of:
Gross Expenses to Average Net Assets (b) ...............       2.39 %         2.22 %        2.02 %         2.25 %         1.93 %
Net Expenses to Average Net Assets (b) .................       2.30 %         2.19 %        1.95 %         2.16 %         1.87 %
Net Investment Loss
      to Average Net Assets ............................      (1.71)%        (1.46)%       (1.54)%        (1.77)%        (1.63)%

Portfolio turnover rate ................................      71.14 %        78.03 %       78.37 %        85.67 %       104.17 %

(a)   Total return does not reflect payment of a sales charge.
(b) The expense ratios listed above reflect total expenses prior to any reimbursements (gross expense ratio) and after reimbursements (net expense ratio).














See Notes to Financial Statements

THE CHESAPEAKE GROWTH FUND

Notes to Financial Statements
________________________________________________________________________________

1.   Organization    and   Significant    Trustees.  Fair value  pricing  may be
     Accounting Policies                  used, for example, in situations where
                                          (i) a portfolio  security is so thinly
The Chesapeake Growth Fund (the traded that there have been no "Fund") is a series fund. The Fund is transactions for that security over an part of The Gardner Lewis Investment extended period of time; (ii) the
Trust (the "Trust"), which was exchange on which the portfolio organized as a Massachusetts business security is principally traded closes trust and is registered under the early; or (iii) trading of the
Investment  Company  Act of 1940  (the    portfolio  security  is halted  during
"1940 Act"), as amended, as an the day and does not resume prior to open-ended management investment the Fund's net asset value company. The Fund is classified as calculation. A portfolio security's diversified as defined in the 1940 "fair value" price may differ from the
Act.                                      price   next    available   for   that
                                          portfolio  security  using the  Fund's
The Chesapeake Growth Fund commenced normal pricing procedures. Open-end operations on August 12, 1992. The investment companies are valued at net investment objective of the Fund is to asset value. Instruments with
seek  capital   appreciation   through    maturities  of 60  days  or  less  are
investment  in  equity  securities  of    valued  at   amortized   cost,   which
medium   and   large    capitalization    approximates market value.
companies,   consisting  primarily  of
common   and   preferred   stocks  and    Investment Transactions and Investment
securities   convertible  into  common    Income
stocks.                                   Investment  transactions are accounted
                                          for as of the date  purchased  or sold
The Institutional Shares are offered (trade date). Dividend income is to institutional investors without a recorded on the ex-dividend date. sales charge and bear no distribution Certain dividends from foreign and service fees. The Class A Investor securities will be recorded as soon as Shares are offered with a sales charge the Trust is informed of the dividend
and bear distribution fees.               if  such   information   is   obtained
                                          subsequent  to the  ex-dividend  date.
Each class of shares has equal  rights    Interest  income  is  recorded  on the
as to  assets  of the  Fund,  and  the    accrual     basis     and     includes
classes  are   identical   except  for    amortization    of    discounts    and
differences   in  their  sales  charge    premiums.   Gains   and   losses   are
structures  and  ongoing  distribution    determined  on  the  identified   cost
and  service  fees.  Income,  expenses    basis,  which is the same  basis  used
(other than  distribution  and service    for federal income tax purposes.
fees,  which are only  attributable to
the Investor Shares), and realized and    Expenses
unrealized    gains   or   losses   on    The  Fund  bears   expenses   incurred
investments are allocated to each specifically on its behalf as well as class of shares based upon its a portion of general expenses, which relative net assets. Both classes have are allocated according to methods
equal voting privileges,  except where    reviewed annually by the Trustees.
otherwise  required by law or when the
Board  of  Trustees  (the  "Trustees")    Dividend Distributions
determines that the matter to be voted The Fund may declare and distribute on affects only the interests of the dividends from net investment income
shareholders of a particular class.       (if any) annually.  Distributions from
                                          capital  gains (if any) are  generally
The following accounting policies have declared and distributed annually. The been consistently followed by the Fund Fund may also make a supplemental and are in conformity with accounting distribution subsequent to the end of
principles  generally  accepted in the    its fiscal  year.  All  dividends  and
United   States  of   America  in  the    distributions   to  shareholders   are
investment company industry.              recorded on ex-date.

Investment Valuation                      Estimates
The Fund's  investments  in securities    The     preparation    of    financial
are   carried  at  value.   Securities    statements    in    conformity    with
listed on an  exchange  or quoted on a    accounting     principles    generally
national  market  system are valued at    accepted  in  the  United   States  of
the last  sales  price as of 4:00 p.m.    America  requires  management  to make
Eastern Time. Securities traded in the    estimates and assumptions  that affect
NASDAQ   over-the-counter  market  are    the  amount  of  assets,  liabilities,
generally   valued   at   the   NASDAQ    expenses and revenues  reported in the
Official    Closing    Price.    Other    financial  statements.  Actual results
securities      traded      in     the    could differ from those estimates.
over-the-counter   market  and  listed
securities   for  which  no  sale  was
reported  on that  date are  valued at
the most recent bid price.  Securities
and  assets  for which  representative
market   quotations  are  not  readily
available    or   which    cannot   be
accurately  valued  using  the  Fund's
normal  pricing  procedures are valued
at fair  value as  determined  in good
faith under  policies  approved by the
                                                                    (Continued)

THE CHESAPEAKE GROWTH FUND

Notes to Financial Statements
________________________________________________________________________________

Federal Income Taxes                      October 31, 2006, NCS received  $4,739
The  Fund  is  considered  a  personal    for these services.
holding   company  as  defined   under
Section  542 of the  Internal  Revenue    Transfer Agent
Code since 50% of the value of the North Carolina Shareholder Services, Fund's shares was owned directly or LLC ("Transfer Agent") serves as indirectly by five or fewer transfer, dividend paying, and individuals at certain times during shareholder servicing agent for the the last half of the year. As a Fund. It receives compensation for its personal holding company, the Fund is services based upon a rate of $15 per subject to federal income taxes on shareholder per year, subject to a undistributed personal holding company minimum fee of $1,500 per month, plus income at the maximum individual $750 per month for each additional
income  tax  rate.  No  provision  for    class of shares.
income   taxes  is   included  in  the
accompanying financial statements,  as    Distributor
the Fund intends to distribute to Capital Investment Group, Inc. (the shareholders all taxable investment "Distributor") serves as the Fund's income and realized gains and principal underwriter and distributor. otherwise complies with Subchapter M The Distributor receives any sales of the Internal Revenue Code charges imposed on purchases of shares
applicable  to  regulated   investment    and  re-allocates  a  portion  of such
companies.                                charges  to dealers  through  whom the
                                          sale was made,  if any. For the fiscal
2.   Transactions with Affiliates         year  ended  October  31,  2006,   the
                                          Distributor  retained sales charges in
Advisor                                   the amount of $192.
The Fund pays a monthly  advisory  fee
to Gardner Lewis Asset Management, Certain Trustees and officers of the (the "Advisor") based upon the annual Trust are also officers of the Advisor
rate of  1.00% of the  Fund's  average    or the Administrator.
daily net assets.
                                          3.   Distribution and Service Fees
Administrator
The Fund pays a monthly administration The Trustees, including a majority of fee to The Nottingham Company (the the Trustees who are not "interested
"Administrator")    based   upon   the    persons"  of the Trust as  defined  in
average daily net assets of the the 1940 Act, adopted a distribution respective share class and calculated plan with respect to the Class A at the annual rates as shown below. Investor Shares pursuant to Rule 12b-1 The Administrator also receives a fee of the Act (the "Plan"). Rule 12b-1 to procure and pay the custodian for regulates the manner in which a
the Fund, additional  compensation for    regulated   investment   company   may
fund accounting and recordkeeping assume costs of distributing and service and additional compensation promoting the sales of its shares and for certain costs involved with the servicing of its shareholder accounts. daily valuation of securities and as The Plan provides that the Fund may reimbursement for out-of-pocket incur certain costs, which may not expenses. A breakdown of these fees is exceed 0.25% per annum of the average
provided in the schedule below.           daily net  assets of Class A  Investor
                                          Shares    for   each   year    elapsed
Compliance Services Nottingham subsequent to adoption of the Plan, Compliance Services, LLC, ("NCS") a for payment to the Distributor and wholly owned affiliate of The others for items such as advertising
Nottingham Company,  provides services    expenses,       selling      expenses,
which assist the Trust's Chief commissions, travel or other expenses Compliance Officer in monitoring and reasonably intended to result in sales testing the compliance policies and of Class A Investor Shares of the Fund procedures of the Trust in conjunction or support servicing of shareholder with requirements under Rule 38a-1 of accounts. The Fund incurred $12,176 in the Securities and Exchange distribution and service fees under Commission. For the fiscal year ended the Plan with respect to Class A
                                          Investor  Shares for the  fiscal  year
                                          ended October 31, 2006.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Fund Accounting
   Administration Fees                   Custody Fees (1)                          Asset Based Fees
                                                                           Fund                                     Blue Sky
  Average Net               Annual      Average Net         Annual      Accounting      Average       Annual     Administration
     Assets                 Rate          Assets             Rate      Fees (monthly)   Net Assets    Rate       Fees (annual)
---------------------------------------------------------------------------------------------------------------------------------
   Annual Fee              $12,500      First $100 Million   0.020%
   All Assets                0.075%     Over $100 Million    0.009%        $2,250       All Assets     0.01%      $150 per state
---------------------------------------------------------------------------------------------------------------------------------
(1) Subject to a minimum of $400 per month.
                                                                                                                       (Continued)

THE CHESAPEAKE GROWTH FUND

Notes to Financial Statements
________________________________________________________________________________

4.   Purchases and Sales of Investment                Accumulated capital losses noted below
     Securities                                       represent     net     capital     loss
                                                      carry-forwards,   as  of  October  31,
For the fiscal year ended  October 31,                2006,  that may be available to offset
2006,  the aggregate cost of purchases                future  realized   capital  gains  and
and proceeds  from sales of investment                thereby  reduce  future  taxable gains
securities    (excluding    short-term                distributions.
securities) were as follows:
                                                      The table below  shows the  expiration
--------------------------------------------------    dates of the carryovers.
                           Proceeds from Sales of
  Purchases of Securities              Securities     Table 3
--------------------------------------------------    -----------------------------------------------
              $13,144,795             $23,717,182     Capital Loss Carry-forward Expiration Schedule
--------------------------------------------------
                                                           October 31, 2009          October 31, 2010
There  were no  purchases  or sales of                -----------------------------------------------
long-term U.S. Government  Obligations                       $40,130,411               $25,518,104
during the fiscal  year ended  October                -----------------------------------------------
31, 2006.
                                                      The aggregate cost of investments  and
5.   Federal Income Tax                               the    composition    of    unrealized
                                                      appreciation   and   depreciation   of
The tax components of capital shown in                investment   securities   for  federal
the following  tables  represent:  (1)                income tax  purposes as of October 31,
distribution   requirements  the  Fund                2006  are  noted  below.  The  primary
must satisfy under federal  income tax                difference   between   book   and  tax
regulations, (2) permanent differences                appreciation    or   depreciation   of
between the  financial  statement  and                investments    is   wash   sale   loss
income tax reporting requirements,  of                deferrals.
which  reclassifications were made for
the  year  ending  October  31,  2006.                Table 4
These  reclassifications had no effect                -------------------------------------------------
on the net  assets  or the  net  asset                                Aggregate Gross   Aggregate Gross
value  of  the  Fund,  (3)  losses  or                 Federal Tax      Unrealized        Unrealized
deductions  the  Fund  may be  able to                     Cost         Appreciation      Depreciation
offset   against   income   and  gains                -------------------------------------------------
realized  in  future  years,  and  (4)                 $11,015,128      $2,752,529         $573,937
unrealized       appreciation       or                -------------------------------------------------
depreciation    of   investments   for
federal  income tax purposes.  For the                The    amount   of    dividends    and
year ended,  October 31,  2006,  there                distributions   from  net   investment
was no  undistributed  ordinary income                income and net realized  capital gains
or undistributed long-term gains.                     are  determined  in  accordance   with
                                                      federal income tax  regulations  which
Table 1                                               may  differ  from  generally  accepted
--------------------------------------------------    accounting      principles.      These
             Accumulated                  Net Tax     differences   are  due  to   differing
          Capital Losses             Appreciation     treatments   for  items  such  as  net
--------------------------------------------------    short-term  gains,  deferral  of  wash
             $65,648,515               $2,178,592     sale    losses,    foreign    currency
--------------------------------------------------    transactions,  net  investment  losses
                                                      and   capital   loss   carry-forwards.
Table 2                                               Certain permanent  differences such as
--------------------------------------------------    tax   returns  of   capital   and  net
         Increase (Decrease) in                       investment  losses,  if any,  would be
--------------------------------------------------    classified against capital. There were
                       Undistributed                  no dividends or  distributions  of net
               -----------------------------------    investment   income  or  net  realized
Paid-in     Net Investment  Net Realized Gain on      gains  paid  during  the  fiscal  year
Capital          Income           Investments         ended October 31, 2005 and October 31,
--------------------------------------------------    2006.
($429,386)     $286,598              $142,788
--------------------------------------------------


                                                                                (Continued)

THE CHESAPEAKE GROWTH FUND

Notes to Financial Statements
________________________________________________________________________________

6.       Capital Share Transactions

----------------------------------------------- ----------------------------------------- -------------------------------------
                                                          Institutional Class                    Class A Investor Class
For the fiscal year ended
October 31,                                             2006                 2005                2006               2005
----------------------------------------------- --------------------- ------------------- ------------------- -----------------
Transactions in Capital Shares
        Shares sold                                           43,049              66,912               7,456            12,190
        Reinvested distributions                                   -                   -                   -                 -
        Shares repurchased                                 (740,616)           (689,749)           (101,009)         (258,821)
Net Decrease in Capital Shares                             (697,567)           (622,837)            (93,553)         (246,631)
Shares Outstanding, Beginning of year                      1,436,505           2,059,342             448,651           695,282
Shares Outstanding, End of year                              738,938           1,436,505             355,098           448,651
----------------------------------------------- --------------------- ------------------- ------------------- -----------------

7.   Expense Reductions                   applicable    tax    authority.    Tax
                                          positions   not  deemed  to  meet  the
The  Advisor  has  transacted  certain    more-likely-than-not  threshold  would
portfolio trades with brokers who paid be recorded as a tax benefit or a portion of the Fund's expenses. For expense in the current year. Adoption the fiscal year ended October 31, of FIN 48 is required for fiscal years 2006, the Fund's expenses were reduced beginning after December 15, 2006 and
by $12,487 under these agreements.        is to be applied to all open tax years
                                          as of  the  effective  date.  At  this
8.   New Accounting Pronouncements        time,  management  is  evaluating  the
                                          implications  of FIN 48.  Although not
In  September   2006,   the  Financial    yet  determined,  management  does not
Accounting   Standards   Board  (FASB)    expect  FIN  48  to  have  a  material
issued    Statement    on    Financial    impact on the financial statements.
Accounting  Standards  (SFAS) No. 157,
"Fair   Value    Measurements."   This    9.   Commitments and Contingencies
standard    establishes    a    single
authoritative definition of fair value Under the Trust's organizational and sets out a framework for measuring documents, its officers and Trustees fair value and requires additional are indemnified against certain disclosures about fair value liabilities arising out of the
measurements.  SFAS No. 157 applies to    performance  of  their  duties  to the
fair   value   measurements    already    Fund.  In  addition,   in  the  normal
required or permitted by existing course of business, the Trust entered standards. SFAS No. 157 is effective into contracts with its vendors, on for financial statements issued for behalf of the Fund, and others that fiscal years beginning after November provide for general indemnifications. 15, 2007 and interim periods within The Fund's maximum exposure under
those  fiscal  years.  The  changes to    these arrangements is unknown, as this
current generally accepted accounting would involve future claims that may principles from the application of be made against the Fund. The Fund this Statement relate to the expects that risk of loss to be
definition of fair value,  the methods    remote.
used to measure  fair  value,  and the
expanded  disclosures about fair value
measurements.  As of October 31, 2006,
management   of  the  Fund   does  not
believe  the  adoption of SFAS No. 157
will  impact the  amounts  reported in
the  financial  statements,   however,
additional disclosures may be required
about the inputs  used to develop  the
measurements and the effect of certain
of the  measurements  reported  on the
statement of changes in net assets for
a fiscal period.

On July 13, 2006,  FASB  released FASB
Interpretation  No. 48 "Accounting for
Uncertainty in Income Taxes" (FIN 48).
FIN  48  provides   guidance  for  how
uncertain  tax  positions   should  be
recognized,  measured,  presented  and
disclosed in the financial statements.
FIN 48 requires the  evaluation of tax
positions  taken  or  expected  to  be
taken in the course of  preparing  the
Fund's  tax   returns   to   determine
whether   the   tax    positions   are
"more-likely-than-not"     of    being
sustained by the

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Trustees of
Gardner Lewis Investment Trust
and Shareholders of The Chesapeake Growth Fund


We have audited the accompanying statements of assets and liabilities of The Chesapeake Growth Fund, a series of shares of beneficial interest of Gardner Lewis Investment Trust, including the schedule of investments, as of October 31, 2006, and the related statement of operations, the statements of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2005 and the financial highlights for each of the four years ended October 31, 2005 were audited by other auditors whose report dated December 14, 2005 expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Growth Fund as of October 31, 2006, the results of its operations and the changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                        /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                            BRIGGS, BUNTING & DOUGHERTY, LLP


Philadelphia, Pennsylvania
December 8, 2006

THE CHESAPEAKE GROWTH FUND

Additional Information (Unaudited)
________________________________________________________________________________

1.   Approval of  Investment  Advisory    employees of the Advisor and serve the
     Agreement                            Fund without additional  compensation.
                                          The  Trustees   also  noted  that  the
The Advisor supervises the investments Fund's chief compliance officer was an of the Fund pursuant to an Investment employee of the Advisor as well. After Advisory Agreement. At the annual reviewing the foregoing information
meeting   of  the   Fund's   Board  of    and   further   information   in   the
Trustees  on  October  31,  2006,  the    memorandum  from  the  Advisor  (e.g.,
Trustees unanimously approved the descriptions of the Advisor's renewal of the Investment Advisory business, the Advisor's compliance
Agreement for another year. In programs, and the Advisor's Form ADV), considering whether to approve the the Board of Trustees concluded that renewal of the Investment Advisory the nature, extent, and quality of the Agreement, the Trustees reviewed and services provided by the Advisor were
considered  such  information  as they    satisfactory   and  adequate  for  the
deemed      reasonably      necessary,    Fund.
including, among others, the following
material factors: (i) the nature, In considering the investment extent, and quality of the services performance of the Fund and the provided by the Advisor; (ii) the Advisor, the Trustees compared the investment performance of the Fund and short and long-term performance of the the Advisor; (iii) the costs of the Fund with the performance of its services to be provided and profits to benchmark index, comparable funds with be realized by the Advisor and its similar objectives and size managed by affiliates from the relationship with other investment advisors, and the Fund; (iv) the extent to which comparable peer group indices (e.g., economies of scale would be realized Morningstar category averages). The as the Fund grows and whether advisory Trustees also considered the fee levels reflect those economies of consistency of the Advisor's
scale for the  benefit  of the  Fund's    management   of  the  Fund   with  its
investors; (v) the Advisor's practices investment objective and policies. regarding brokerage and portfolio After reviewing the short and transactions; and (vi) the Advisor's long-term investment performance of practices regarding possible conflicts the Fund, the Advisor's experience
of interest.                              managing  the Fund and other  advisory
                                          accounts,   the  Advisor's  historical
At the meeting, the Trustees reviewed investment performance, and other various informational materials factors, the Board of Trustees including, without limitation, a copy concluded that the investment of the Investment Advisory Agreement performance of the Fund and the
for the Fund;  a  memorandum  from the    Advisor was satisfactory.
Advisor  to  the  Trustees  containing
information about the Advisor, its In considering the costs of the business, its finances, its personnel, services to be provided and profits to its services to the Fund, and be realized by the Advisor and its comparative expense ratio information affiliates from their relationship for other mutual funds with strategies with the Fund, the Trustees considered similar to the Fund; and a memorandum the Advisor's staffing, personnel, and from Parker Poe Adams & Bernstein LLP methods of operating; the education
(counsel to the Fund) that summarized and experience of the Advisor's the fiduciary duties and personnel; the Advisor's compliance responsibilities of the Board of policies and procedures; the financial
Trustees in reviewing and approving condition of the Advisor and the level the Investment Advisory Agreement, of commitment to the Fund and the including the types of information and Advisor by the principals of the factors that should be considered in Advisor; the asset level of the Fund;
order to make an informed decision.       and the overall  expenses of the Fund,
                                          including  the nature and frequency of
In considering the nature, extent, and advisory fee payments. The Trustees quality of the services provided by reviewed the financial statements for the Advisor, the Trustees reviewed the the Advisor and discussed the responsibilities of the Advisor under financial stability and profitability the Investment Advisory Agreement. The of the firm. The Trustees noted that Trustees reviewed the services being the Fund utilizes brokerage commission provided by the Advisor to the Fund recapture programs to help offset Fund including, without limitation, the expenses. The Trustees also considered quality of its investment advisory potential benefits for the Advisor in services since the Fund's inception managing the Fund, including promotion
(including         research        and    of the Advisor's name, the ability for
recommendations with respect to the Advisor to place small accounts portfolio securities); its procedures into the Fund, and the potential for
for       formulating       investment    the Advisor to generate  soft  dollars
recommendations and assuring from certain of the Fund's trades that compliance with the Fund's investment may benefit the Advisor's other objectives and limitations; its clients as well. The Trustees then coordination of services for the Fund compared the fees and expenses of the among the Fund's service providers; Fund (including the management fee) to and its efforts to promote the Fund, other funds comparable in terms of the grow the Fund's assets, and assist in type of fund, the nature of its the distribution of Fund shares. The investment strategy, its style of
Trustees   noted   that   the   Fund's    investment  management,  and its size,
principal      executive      officer,
president,  and  vice  president  were
                                                                (Continued)

THE CHESAPEAKE GROWTH FUND

Additional Information (Unaudited)
________________________________________________________________________________

among other factors. The Trustees in the performance of its investment determined that the management fee was decision-making responsibilities and lower than some of the comparable whether any payments are made for such funds and higher than others, but the services through the use of
net expense  ratio was higher than the    concessions  or  mark-ups  charged  by
comparable funds and the industry underwriters or dealers in a principal average. Following this comparison and (including riskless principal) upon further consideration and capacity; the extent to which any soft discussion of the foregoing, the Board dollar payment is allocated for of Trustees concluded that the fees to products or services that provide both be paid to the Advisor by the Fund a research and a non-research were fair and reasonable in relation function; the extent to which such to the nature and quality of the services benefit other accounts, if
services provided by the Advisor.         any,  advised  by  the  Advisor;   the
                                          extent to which such  services  enable
In considering the extent to which the Advisor to avoid expenses that it economies of scale would be realized otherwise would be required to bear as the Fund grows and whether advisory under the Investment Advisory fee levels reflect those economies of Agreement with the Fund; the scale for the benefit of the Fund's alternatives to "paying up for investors, the Trustees considered research" (e.g., paying for research that the Fund's fee arrangements with with cash, enlarging the investment the Advisor involved only the staff, etc.); and the opportunities management fee. The Trustees for the Advisor to recapture brokerage determined that, while the management or related fees (e.g., as to equity fee would remain the same at all asset funds, tender offer fees, underwriting levels, the Fund's shareholders would fees, etc.) and credit it against the benefit from economies of scale under fees of the Fund. After further review the Fund's agreements with service and discussion, the Board of Trustees providers other than the Advisor. determined that the Advisor's Following further discussion of the practices regarding brokerage and
Fund's asset level,  expectations  for    portfolio       transactions      were
growth,  and fee levels,  the Board of    satisfactory.
Trustees  determined  that the  Fund's
fee arrangements were fair and In considering the Advisor's practices reasonable in relation to the nature regarding conflicts of interest, the and quality of the services provided Trustees evaluated the potential for
by the Advisor.                           conflicts of interest  and  considered
                                          such  matters  as the  experience  and
In considering the Advisor's practices    ability  of  the  advisory   personnel
regarding brokerage and portfolio assigned to the Fund; the basis for transactions, the Trustees reviewed soft dollar payments with
the    Advisor's    standards,     and    broker-dealers,      including     any
performance in utilizing those broker-dealers affiliated with the standards, for seeking best execution Advisor; the basis of decisions to buy for Fund portfolio transactions, or sell securities for the Fund and/or including the use of alternative the Advisor's other accounts; the markets (e.g., direct purchases from method for bunching of portfolio issuers or underwriters or, as to securities transactions; and the equity securities, "third market" for substance and administration of the
listed securities and principal market    Advisor's  code of  ethics.  Following
makers      for       over-the-counter    further  consideration and discussion,
securities).    The   Trustees    also    the Board of Trustees  indicated  that
considered the anticipated portfolio the Advisor's standards and practices turnover rate for the Fund; the extent relating to the identification and to which the Fund allocates portfolio mitigation of possible conflicts of
business to broker-dealers who provide    interests were satisfactory.
research,    statistical,   or   other
services (soft dollars) to the Fund Based upon all of the foregoing compared with broker-dealers who considerations, the Board of Trustees,
provide only execution  services;  the    including    a    majority    of   the
difference  between "full service" and    Independent  Trustees,   approved  the
"bare   bones"    commission    rates,    renewal  of  the  Investment  Advisory
including consideration, each quarter,    Agreement for the Fund.
of  whether   the  higher   rates  are
reasonable in relation to the value of    2.   Proxy Voting  Policies and Voting
the services provided;  the process by         Record
which  evaluations  are  made  of  the
overall reasonableness of commissions A copy of the Trust's Proxy Voting and paid; the method and basis for Disclosure Policy and the Advisor's selecting and evaluating the Proxy Voting and Disclosure Policy are broker-dealers used; any anticipated included as Appendix B to the Fund's allocation of portfolio business to Statement of Additional Information persons affiliated with the Advisor; and is available, without charge, upon the general nature and quality of the request, by calling 1-800-773-3863. research, statistical, and other Information regarding how the Fund services received (or expected to be voted proxies relating to portfolio received) by the Advisor and/or the securities during the most recent
Fund in return for commissions paid by    12-month   period  ended  June  30  is
the Fund or by any other account available (1) without charge, upon advised by the Advisor. The Trustees request, by calling the Fund at the then considered whether such services number above and (2) on the SEC's
and soft  dollars  provide  lawful and    website  at   http://www.sec.gov.
appropriate  assistance to the Advisor
                                                                   (Continued)

THE CHESAPEAKE GROWTH FUND

Additional Information (Unaudited)
________________________________________________________________________________

3.   Quarterly Portfolio Holdings         registered  public  accounting firm on
                                          October 13, 2005. At no time preceding
The Fund files its complete schedule the engagement of Briggs, Bunting & of portfolio holdings with the SEC for Dougherty, LLP did the Fund consult the first and third quarters of each Briggs, Bunting & Dougherty, LLP fiscal year on Form N-Q. The Fund's regarding either (i) the application Forms N-Q is available on the SEC's of accounting principles to a website at http://www.sec.gov. You may specified transaction, either review and make copies at the SEC's completed or proposed, or the type of
Public Reference Room in Washington, audit opinion that might be rendered D.C. You may also obtain copies after on the Fund's financial statement, or paying a duplicating fee by writing (ii) any matter that was either the SEC's Public Reference Section, subject of a disagreement or a Washington, D.C. 20549-0102 or by reportable event, as such terms are
electronic          request         to    defined in Item 304 of Regulation S-K.
publicinfo@sec.gov,  or is  available,
without  charge,   upon  request,   by    5.   Information  about  Trustees  and
calling  the  fund at  1-800-773-3863.         Officers
Information  on the  operation  of the
Public  Reference Room may be obtained    The  business  and affairs of the Fund
by calling the SEC at 202-942-8090.       and the  Trust are  managed  under the
                                          direction of the Trustees. Information
4.   Change in Registrant's Certifying    concerning  the  Trustees and officers
     Accountant                           of the  Trust  and  Fund is set  forth
                                          below.  Generally,  each  Trustee  and
On October 13, 2005, Deloitte & Touche    officer  serves an indefinite  term or
LLP was removed as the independent until certain circumstances such as registered public accounting firm for their resignation, death, or otherwise the Trust, effective immediately upon as specified in the Trust's the completion of the audit of the organizational documents. Any Trustee October 31, 2005 financial statements. may be removed at a meeting of
Deloitte & Touche  LLP was  previously    shareholders  by a  vote  meeting  the
engaged as the independent registered requirements of the Trust's public accounting firm to audit the organizational documents. The
Fund's financial statements.              Statement of Additional Information of
                                          the    Fund    includes     additional
Deloitte & Touche LLP issued reports information about the Trustees and on the Fund's financial statements as officers and is available, without
of October  31,  2004 and  October 31,    charge,  upon  request by calling  the
2005. Such reports did not contain an Fund toll-free at 1-800-430-3863. The adverse opinion or a disclaimer of address of each Trustee and officer,
opinion,  nor were they  qualified  or    unless  otherwise  indicated below, is
modified  as  to  uncertainty,   audit    116  South  Franklin   Street,   Rocky
scope, or accounting principles.          Mount,   North  Carolina  27804.   The
                                          Independent      Trustees     received
The decision to remove Deloitte & aggregate compensation of $8,633 Touche LLP was approved by the Trust's during the fiscal year ended October Audit Committee and ratified by the 31, 2006 from the Fund for their Board of Trustees. At no time services to the Fund and Trust and the preceding the removal of Deloitte & Chief Compliance Officer received
Touche LLP were there any $10,021 from the Fund for her services disagreements with Deloitte & Touche to the Fund and Trust. The Interested
LLP on any matter of accounting Trustee and other officers did not principles or practices, financial receive compensation from the Fund for
statement   disclosure,   or  auditing    their services to the Fund and Trust.
scope     or     procedure,      which
disagreements,  if not resolved to the
satisfaction of Deloitte & Touche LLP,
would have caused it to make reference
to   the   subject   matter   of   the
disagreements  in connection  with its
report.   At  no  time  preceding  the
removal  of  Deloitte & Touche LLP did
any  of  the  events   enumerated   in
paragraphs  (1)(v)(A)  through  (D) of
Item 304(a) of Regulation S-K occur.

The Trust  engaged  Briggs,  Bunting &
Dougherty,  LLP as its new independent

                                                                   (Continued)

THE CHESAPEAKE GROWTH FUND

Additional Information (Unaudited)
________________________________________________________________________________

------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
                                                                                        Number of
                                                                                       Portfolios
                                                                                         in Fund
                          Position(s)                                                    Complex
       Name, Age           held with    Length of        Principal Occupation(s)        Overseen            Other Directorships
      and Address         Fund/Trust   Time Served         During Past 5 Years         by Trustee             Held by Trustee
------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
                                              Independent Trustees
------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
Jack E. Brinson, 74       Trustee      Since 8/92   Retired;  previously,   President       3       Mr.   Brinson   serves   as   an
                                                    of   Brinson    Investment    Co.               Independent   Trustee   of   the
                                                    (personal     investments)    and               following:     The    Nottingham
                                                    President  of Brinson  Chevrolet,               Investment  Trust II for the six
                                                    Inc. (auto dealership).                         series   of  that   trust;   New
                                                                                                    Providence  Investment Trust for
                                                                                                    the one  series  of that  trust;
                                                                                                    Hillman    Capital    Management
                                                                                                    Investment  Trust  for  the  two
                                                                                                    series of that trust; and Tilson
                                                                                                    Investment  Trust  for  the  two
                                                                                                    series   of  that   trust   (all
                                                                                                    registered investment companies)
------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
Theo H. Pitt, Jr., 70     Trustee      Since 4/02   Senior   Partner   of   Community       3       Mr.    Pitt    serves    as   an
                                                    Financial            Institutions               Independent   Trustee   of   the
                                                    Consulting  since  1997;  Account               following:    Hillman    Capital
                                                    Administrator  of  Holden  Wealth               Management  Investment  for  the
                                                    Management   Group  of   Wachovia               two  series of that  Trust;  and
                                                    Securities    (money   management               Tilson  Investment Trust for the
                                                    firm) since September, 2003.                    two  series of that  trust  (all
                                                                                                    registered investment companies)





------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
                                               Interested Trustee*
------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
W. Whitfield Gardner, 43  Chairman     Since 6/96   Managing  Partner  and  Portfolio       3                      None
Chief Executive Officer   and                       Manager  of Gardner  Lewis  Asset
The Chesapeake Funds      Chief                     Management, L.P. (Advisor).
285 Wilmington-West       Executive
Chester Pike              Officer
Chadds Ford,              (Principal
Pennsylvania 19317        Executive
                          Officer)
------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
*Basis of  Interestedness.  W. Whitfield Gardner is an Interested Trustee because he is an officer and principal owner of Gardner
Lewis Asset Management L.P., the Fund's investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
                                                    Officers
------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
John L. Lewis, IV, 42     President    Since 12/93  Partner and Portfolio  Manager of      n/a                      n/a
The Chesapeake Funds                                Gardner  Lewis Asset  Management,
285 Wilmington-West                                 L.P.
Chester Pike
Chadds Ford,
Pennsylvania 19317
------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
Tracey L. Hendricks, 39** Assistant    Since 12/04  Chief  Financial  Officer  of  The       n/a                      n/a
                          Secretary                 Nottingham Company  (administrator
                          and                       to the Funds)  since  August 2006;
                          Treasurer                 Vice    President   of   Financial
                          (Principal                Reporting,  Tax,  Internal  Audit,
                          Financial                 and  Compliance of The  Nottingham
                          Officer)                  Company  since  2004;  previously,
                                                    Vice President of Special Projects
                                                    of  The  Nottingham  Company  from
                                                    2001 to 2004.
------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
                                                                                                                (Continued)

THE CHESAPEAKE GROWTH FUND

Additional Information (Unaudited)
________________________________________________________________________________
------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
Judy B. Werner, 44        Chief        Since 1/05   Chief   Compliance   Officer   of      n/a                      n/a
The Chesapeake Funds      Compliance                Gardner  Lewis Asset  Management,
285 Wilmington-West       Officer                   L.P.    since    January    2005;
Chester Pike                                        previously,            Compliance
Chadds Ford,                                        Officer/Manager     of     Client
Pennsylvania 19317                                  Services.
------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
Julian G. Winters, 37**   Secretary    Secretary    Vice President, Compliance             n/a                      n/a
                          and          since        Administration of The Nottingham
                          Assistant    12/04;       Company since 1998.
                          Treasurer    Assistant
                                       Treasurer
                                       since 12/02
------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
William D. Zantzinger, 44 Vice         Since        Partner and Manager of Trading         n/a                      n/a
The Chesapeake Funds      President    12/93        of Gardner Lewis Asset
285 Wilmington-West                                 Management, L.P.
Chester Pike
Chadds Ford,
Pennsylvania 19317
------------------------------------------------------------------------------------------------------------------------------------
** Ms. Hendricks and Mr. Winters are sister-in-law and brother-in-law.
------------------------------------------------------------------------------------------------------------------------------------

The Chesapeake Growth Fund
is a series of
Gardner Lewis Investment Trust











For Shareholder Service Inquiries:           For Investment Advisor Inquiries:

Documented:                                  Documented:

NC Shareholder Services                      Gardner Lewis Asset Management
116 South Franklin Street                    285 Wilmington-West Chester Pike
Post Office Drawer 4365                      Chadds Ford, Pennsylvania 19317
Rocky Mount, North Carolina 27803-0365

Toll-Free Telephone:                         Toll-Free Telephone:

1-800-430-3863                               1-800-430-3863

World Wide Web @:                            World Wide Web @:

nottinghamco.com                             chesapeakefunds.com

Annual Report 2006







                                                            THE CHESAPEAKE CORE
                                                                    GROWTH FUND
                                                               October 31, 2006

















This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Core Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin Street, Rocky Mount, NC 27804, Phone 1-800-773-3863.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of The Chesapeake Core Growth Fund (the "Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: equity securities risk, market risk, portfolio turnover risk, short-term investments risk, investment advisor risk, overweighting in certain market sectors risk and market segment risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-430-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

This Annual Report was first distributed to shareholders on or about December 29, 2006.

For More Information on Your Chesapeake Core Growth Fund:

            See Our Web site @ www.chesapeakefunds.com
                     or
            Call Our Shareholder Services Group Toll-Free at 1-800-430-3863

                                                               December 10, 2006

2006 FISCAL YEAR COMMENTARY

CHESAPEAKE CORE GROWTH FUND
November 1, 2005 to October 31, 2006

MARKET ENVIRONMENT. The market finished 2005 on a strong note as the U.S. economy continued to advance despite hurricane related disruptions and high gasoline and fuel prices. The 2005 Christmas selling season was successful, which was a relief for investors given the original post-Katrina outlook. The market tacked on additional gains in early 2006 as corporate earnings announcements and economic data remained healthy and investors simultaneously began to anticipate an end to the Fed's interest rate hikes.

Hawkish commentary from the Federal Reserve in early May 2006 reversed the market's positive trend, however, and investor focus turned to inflation risks. Growth stocks and smaller cap stocks were hardest hit, while ultra-large cap company stocks were more resilient. In July, most S&P 500 companies announced solid earnings results for the second quarter, but investors gave little weight to positive news.

By the end of July, investors had begun to embrace an economic outlook that entailed a mild slowdown and subdued inflation. The market began to rally, and third quarter corporate earnings announcements in October confirmed that business in most segments of the economy was still on track, while economic data was just weak enough to allay inflation and interest rate fears. By the end of the Fund's fiscal year on October 31, 2006, investors had become optimistic and a strong holiday selling season is widely expected.

PORTFOLIO REVIEW. The following table breaks out the Fund's holdings by economic sector and compares 2005 and 2006 fiscal year-end holdings to those of the S&P 500 Total Return Index ("S&P 500")^1

------------------------ ------------- ------------- -------------- ------------
               Economic    S&P 500         Fund         S&P 500         Fund
                Sector    10/31/2005    10/31/2005     10/31/2006    10/31/2006
------------------------ ------------- ------------- -------------- ------------
Consumer Discretionary            11%           20%            11%           19%
Consumer Staples                  10%            4%             9%           10%
Energy                             9%            4%            10%            1%
Financials                        21%           13%            21%           16%
Health Care                       13%           21%            13%           22%
Industrials                       11%            6%            11%            2%
Information Technology            15%           25%            15%           23%
Materials                          3%            3%             3%            2%
Telecom Services                   3%            0%             4%            0%
Utilities                          3%            3%             3%            2%
Cash                               0%            0%             0%            1%
------------------------ ------------- ------------- -------------- ------------

 Total                           100%         100%           100%          100%
------------------------ ------------- ------------- -------------- ------------
__________________________
^1  For  sector   classifications,   the  Standard  &  Poor's  Global  Industry
Classification Standard (GICS) is used. Totals may not sum to 100% due to rounding.

The most significant sector shifts in the Fund during the fiscal year were an increase in Consumer Staples and decreases in Energy and Industrials. In Consumer Staples, we initiated new positions in CVS, Costco, Hershey, and Sysco. These were unrelated decisions based on unique earnings drivers at each company. We have been concerned about the cyclical nature of the Energy and Industrial sectors for some time now and have been gradually reducing exposure to these areas. The Fund's sector weights are generally limited to plus or minus 10% when compared to the S&P 500 in order to avoid outsized sector related risk, and to focus the investment process on stock selection rather than sector or market timing decisions.

During the Fund's fiscal year, all sectors were profitable except Health Care and Energy. Within Health Care, setbacks at St. Jude Medical and Boston Scientific accounted for most of the loss. In both cases, the companies were affected by industry issues that we believe are transitory. We still think St. Jude and Boston Scientific have strong competitive positions with important medical products, and we think their stocks represent compelling investments. In Energy, Halliburton created a net loss. When we purchased Halliburton last spring, we believed the anticipated spin-off of their KBR construction business would become a stock catalyst independent of oil price gyrations. Instead, the stock showed more commodity sensitivity than we anticipated and Halliburton sold off as the prices of oil and natural gas peaked and began to backslide last summer.

Financials were the most successful sector in the portfolio, thanks in large part to outsized gains in the Goldman Sachs position. Goldman's business is firing on all cylinders, with global investment banking, prime brokerage, and asset management all surpassing expectations. We trimmed the position slightly in recent months to take advantage of the stock's gains. Consumer Discretionary was also an important contributor to profits, which is gratifying since it was a laggard last year. Our patience with Comcast and Disney paid off and they were the biggest portfolio gainers within the sector. Our Comcast investment illustrates that stock prices ultimately reflect underlying fundamentals, even if they often fail to track fundamentals over short time periods.

The Fund's most significant individual contributors to profits this fiscal year included Goldman Sachs (investment banking), MEMC Electronic Materials (semiconductors), Comcast Corp (cable TV), Monsanto (agricultural products), and Google (software). Notable detractors included Boston Scientific (medical devices), XM Satellite Radio (media), Symantec (software), St. Jude Medical (medical devices), and Halliburton (energy services).

The Fund's total return of 6.17% this fiscal year compares to 16.34% for the S&P
500. It was a difficult period for investors with a growth orientation, as value stocks dramatically outperformed growth stocks (the Russell 1000 Value Index outperformed the Russell 1000 Growth Index by 10.62% over the period). Relative performance in the portfolio was most lagging in the Health Care sector where losses in St. Jude and Boston Scientific dragged results. But we believe slippage was driven more by an inhospitable market environment to our growth oriented investment approach than by any one sector or stock.

Please refer to the Portfolio of Investments section of the Annual Report for a complete listing of Fund holdings and the amount each represents of the portfolio.


OUTLOOK. The economy is almost certainly slowing, though we expect the slowdown will not result in a recession. If global economic growth softens but remains positive, we think stocks will benefit. Mild economic slowdowns have historically been kind to equity investors as stocks have benefited from the resulting low interest rates more than they have been punished for slowing earnings.

As is always the case, some parts of the economy are doing better than others, and some companies are performing better than their peers. A changing economic environment can make for an unpredictable stock market, but it also creates opportunity for stock pickers.
As an example, we have rarely owned stocks in the Consumer Staples sector because these types of businesses are generally predictable, leaving relatively little opportunity to surprise investors. But we currently own several companies in the Consumer Staples sector whose business prospects we believe are misunderstood by Wall Street. This leaves us very excited about the current market environment because understanding opportunity at individual companies is what we do best. Predicting when and how the market will react to current events has never been the driver of our success.

But we will venture one prediction. We believe that growth stocks in general offer a compelling investment opportunity today. We believe that the stronger earnings power of many growth companies will drive them to outperform value stocks in both the near term and over the next several years - particularly in an environment of muted economic growth and low interest rates. Such a shift in the market environment could benefit the Fund's portfolio considerably.

Sincerely,

/s/ W. Whitfield Gardner                             /s/ John L. Lewis

W. Whitfield Gardner                                 John L. Lewis

THE CHESAPEAKE CORE GROWTH FUND

Performance Update - $10,000 Investment (Unaudited)

For the period from September 29, 1997 (Date of Initial Public Investment) to October 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------
[Line Graph Here]                                                    Performance Returns for the periods ended October 31,  2006.
-------------------------------------------------------------------- ----------------------------- ------------ -------- ----------
                The Chesapeake     S&P 500 Total                     Average Annual                     One       Five      Since
               Core Growth Fund    Return Index                      Total Returns                     Year       Year   Inception*
               ----------------    ------------                      ----------------------------- ------------ -------- ----------
  9/29/1997       $10,000            $10,000                         The Chesapeake Core               6.17%      7.82%     9.05%
 10/31/1997         9,780              9,605                         Growth Fund
 10/31/1998        10,529             11,717                         ----------------------------- ------------ -------- ----------
 10/31/1999        15,678             14,724                         Cumulative Total                  Since       Final Value of
 10/31/2000        21,806             15,621                         Investment Returns             Inception*   $10,000 Investment
 10/31/2001        15,094             11,731                         ----------------------------- ------------ -------------------
 10/31/2002        13,362              9,959                         The Chesapeake Core              119.91%         $21,991
 10/31/2003        18,135             12,030                         Growth Fund
 10/31/2004        18,908             13,164                         ----------------------------- ------------ -------------------
 10/31/2005        20,712             14,312                         S&P 500 Total Return Index        67.94%          $16,794
 10/31/2006        21,991             16,794                         --------------------------------------------------------------
                                                                     *The Fund's inception date  - September 29,  1997 (Date  of
                                                                     Initial Public  Investment).
-----------------------------------------------------------------------------------------------------------------------------------

This graph assumes an initial investment of $10,000 at September 29, 1997 (Date of Initial Public Investment). All dividends and distributions are reinvested. This graph depicts the performance of The Chesapeake Core Growth Fund (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


Fund Expenses (Unaudited)
--------------------------------------------------------------------------------
As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example                             Beginning Account Value        Ending Account Value            Expenses Paid
                                                  May 1, 2006                October 31, 2006             During Period*
---------------------------------------------------------------------------------------------------------------------------------
Actual                                             $1,000.00                     $984.40                       $6.75
---------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000.00                    $1,018.40                      $6.87
---------------------------------------------------------------------------------------------------------------------------------

     * Actual Expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized six-month expense ratio is 1.35%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365 (to reflect the number of days in the most recent six-month period).

THE CHESAPEAKE CORE GROWTH FUND

Schedule of Investments


As of October 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                       Market Value
                                         Shares      (Note 1)                                              Shares        (Note 1)
----------------------------------------------------------------     --------------------------------------------------------------

COMMON STOCKS - 98.87%                                               Healthcare - Services - 7.67%
                                                                        CIGNA Corporation                  203,250   $ 23,776,185
Agriculture - 1.99%                                                  *  Humana Inc.                        456,400     27,384,000
    Monsanto Company                    356,260   $ 15,753,817       *  Tenet Healthcare Corporation     1,353,530      9,555,922
                                                  ------------                                                       ------------
                                                                                                                       60,716,107
                                                                                                                     ------------
Apparel - 2.12%                                                      Insurance - 1.98%
*   Coach, Inc.                         203,600      8,070,704          Metlife, Inc.                      275,100     15,716,463
    Nike, Inc.                           95,000      8,728,600                                                       ------------
                                                  ------------
                                                    16,799,304
                                                  ------------       Internet - 4.67%
Auto Manufacturer - 1.96%                                            *  Google Inc.                         77,720     37,025,031
u   Honda Motor Company, Ltd            439,500     15,527,535                                                       ------------
                                                  ------------

Communication Equipment - 2.27%                                      Investment Company (Closed-ended) - 2.08%
*   Corning Incorporated                878,400     17,945,712          American Capital Strategies,
                                                  ------------          Ltd.                               382,600     16,513,016
                                                                                                                     ------------
Computers - 1.34%
    Hewlett-Packard Company             274,690     10,641,491       Lodging - 3.79%
                                                  ------------          Starwood Hotels & Resorts
                                                                           Worldwide, Inc.                 194,830     11,639,144
Cosmetics/Personal Care - 2.73%                                      *  Wynn Resorts, Ltd.                 250,111     18,393,163
    Procter & Gamble Company            341,195     21,628,351                                                       ------------
                                                  ------------                                                         30,032,307
                                                                                                                     ------------
Diversified Financial Services - 11.65%                              Media - 5.82%
    American Express Company            378,600     21,886,866       *  Comcast  Corporation               751,621     30,425,618
    Capital One Financial                                               The Walt Disney Company            499,302     15,708,041
      Corporation                       292,900     23,235,757                                                       ------------
    Chicago Mercantile Exchange                                                                                        46,133,659
      Holdings, Inc.                     35,694     17,882,694                                                       ------------
   The Goldman Sachs Group, Inc.        154,300     29,284,597       Miscellaneous Manufacturers - 2.19%
                                                  ------------          Danaher Corporation                241,355     17,322,048
                                                    92,289,914                                                       ------------
                                                  ------------
Electric - 2.44%                                                     Office/Business Equipment - 2.37%
   TXU Corporation                      306,100     19,324,093       *  Xerox Corporation                1,105,800     18,798,600
                                                  ------------                                                       ------------

                                                                     Oil & Gas Services - 1.43%
Food - 3.65%                                                            Valero Energy Corporation          216,290     11,318,456
   SYSCO Corporation                    348,600    12,194,028                                                        ------------
   The Hershey Company                  316,820    16,762,946
                                                 ------------        Pharmaceuticals - 7.54%
                                                   28,956,974           Caremark Rx, Inc.                  285,500     14,055,165
                                                 ------------        u  GlaxoSmithKline PLC                267,500     14,244,375
Healthcare - Products - 6.83%                                        u  Sanofi-Aventis                     363,102     15,500,824
   Alcon, Inc.                          134,825    14,302,236        u  Teva Pharmaceutical
   Baxter International Inc.            256,700    11,800,499             Industries Ltd.                  484,120     15,961,436
*  Boston Scientific Corporation      1,258,875    20,028,701                                                        ------------
*  St. Jude Medical, Inc.               233,130     8,008,016                                                          59,761,800
                                                 ------------                                                        ------------
                                                   54,139,452
                                                 ------------
                                                                                                                      (Continued)

THE CHESAPEAKE CORE GROWTH FUND

Schedule of Investments


As of October 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value
                                         Shares      (Note 1)
----------------------------------------------------------------     --------------------------------------------------------------

COMMON STOCKS - (Continued)                                          Summary of Investments by Industry
                                                                                                        % of Net          Market
Retail - 9.65%                                                       Industry                           Assets             Value
                                                                     --------------------------------------------------------------
*   Bed Bath & Beyond Inc.               255,400  $ 10,290,066       Agriculture                          1.99%       $ 15,753,817
    Best Buy Co., Inc.                   394,100    21,774,025       Apparel                              2.12%         16,799,304
    Costco Wholesale Corporation         200,700    10,713,366       Auto Manufacturer                    1.96%         15,527,535
    CVS Corporation                      676,800    21,237,984       Communication Equipment              2.27%         17,945,712
    J.C. Penney Company, Inc.            165,000    12,412,950       Computers                            1.34%         10,641,491
                                                  ------------       Cosmetics/Personal Care              2.73%         21,628,351
                                                    76,428,391       Diversified Financial Service       11.65%         92,289,914
                                                  ------------       Electric                             2.44%         19,324,093
Semiconductors - 8.57%                                               Food                                 3.65%         28,956,974
    Applied Materials, Inc.              822,150    14,297,189       Healthcare - Products                6.83%         54,139,452
*   Broadcom Corporation                 528,400    15,994,668       Healthcare - Services                7.67%         60,716,107
*   MEMC Electronic Materials, Inc.      655,000    23,252,500       Insurance                            1.98%         15,716,463
    Microchip Technology, Inc.           434,500    14,308,085       Internet                             4.67%         37,025,031
                                                  ------------       Investment Company
                                                    67,852,442          (Closed-ended)                    2.08%         16,513,016
                                                  ------------       Investment Company
Software - 1.99%                                                        (Open-ended)                      0.69%          5,447,500
*   Adobe Systems, Inc.                  412,685    15,785,201       Lodging                              3.79%         30,032,307
                                                  ------------       Media                                5.82%         46,133,659
                                                                     Miscellaneous Manufacturers          2.19%         17,322,048
Telecommunications - 2.14%                                           Office/Business Equipment            2.37%         18,798,600
    Qualcomm, Inc.                       466,100    16,961,379       Oil & Gas Services                   1.43%         11,318,456
                                                  ------------       Pharmaceuticals                      7.54%         59,761,800
                                                                     Retail                               9.65%         76,428,391
Total Common Stocks (Cost $708,517,829)            783,371,543       Semiconductors                       8.57%         67,852,442
                                                  ------------       Software                             1.99%         15,785,201
                                                                     Telecommunications                   2.14%         16,961,379
INVESTMENT COMPANY (Open-ended) - 0.69%                              -------------------------------------------------------------
    Merrimac U.S. Government Series Fund                             Total                               99.56%      $ 788,819,043
    (Cost $5,447,500)                  5,447,500     5,447,500
                                                  ------------

Total Investments
    (Cost $713,965,329) - 99.56%                  $788,819,043
Other Assets less Liabilities - 0.44%                3,464,857
                                                  ------------

Net Assets - 100.00%                              $792,283,900
                                                  ============

*   Non-income producing investment.
u   American Depositary Receipt.

The following acronyms and abbreviations are used in this portfolio:


PLC - Public Limited Company (British)





See Notes to Financial Statements

THE CHESAPEAKE CORE GROWTH FUND

Statement of Assets and Liabilities

As of October 31, 2006

---------------------------------------------------------------------------------------------------------------------------------

Assets:
  Investments, at value (cost $713,965,329) .........................................................            $788,819,043
  Receivables:
    Investments sold ................................................................................               3,530,405
    Fund shares sold ................................................................................               2,432,449
    Dividends .......................................................................................                 482,860
  Due from affiliates:
    Advisor (note 2) ................................................................................                  62,669
  Prepaid expenses:
    Fund accounting fees ............................................................................                   2,250
    Compliance service fees .........................................................................                   1,167
    Other ...........................................................................................                  30,622
                                                                                                                 ------------
  Total assets ......................................................................................             795,361,465
                                                                                                                 ------------

Liabilities:
  Payables:
    Investments purchased ...........................................................................               2,623,828
    Fund shares repurchased .........................................................................                 263,338
  Accrued expenses ..................................................................................                 190,399
                                                                                                                 ------------
  Total liabilities .................................................................................               3,077,565
                                                                                                                 ------------

Net Assets ..........................................................................................            $792,283,900
                                                                                                                 ============

Net Assets Consist of:
   Capital ..........................................................................................            $714,384,404
   Undistributed net realized gain on investments ...................................................               3,045,782
   Net unrealized appreciation on investments .......................................................              74,853,714
                                                                                                                 ------------
  Total Net Assets ..................................................................................            $792,283,900
                                                                                                                 ============

  Shares Outstanding, no par value (unlimited authorized shares) ....................................              44,874,459
  Net Asset Value, Maximum Offering Price and Redemption Price Per Share ............................            $      17.66














See Notes to Financial Statements

THE CHESAPEAKE CORE GROWTH FUND

Statement of Operations


For the fiscal year ended October 31, 2006

----------------------------------------------------------------------------------------------------------------------------------

Investment Income:
  Dividends ........................................................................................            $   6,730,508
      Foreign tax withheld .........................................................................                  (74,852)
  Other Income .....................................................................................                    1,864
                                                                                                                 ------------
      Total Investment Income ......................................................................                6,657,520
                                                                                                                 ------------

Expenses:
  Advisory fees (note 2) ...........................................................................                7,118,380
  Administration fees (note 2) .....................................................................                  533,879
  Transfer agent fees (note 2) .....................................................................                   57,758
  Fund accounting fees (note 2) ....................................................................                   98,184
  Compliance services fees (note 2) ................................................................                   13,883
  Custody fees (note 2) ............................................................................                   87,588
  Distribution and service fees (note 3) ...........................................................                1,779,595
  Other accounting fees (note 2) ...................................................................                   12,500
  Schwab administration fees (note 8) ..............................................................                  138,287
  Registration and filing administration fees (note 2) .............................................                    8,038
  Legal fees .......................................................................................                   14,517
  Audit and tax preparation fees ...................................................................                   18,127
  Chief Compliance Officer fees ....................................................................                   51,822
  Registration and filing expenses .................................................................                   25,709
  Shareholder servicing expenses ...................................................................                   59,622
  Printing expenses ................................................................................                   61,446
  Trustee fees and meeting expenses ................................................................                    7,611
  Securities pricing fees ..........................................................................                    4,040
  Other operating expenses .........................................................................                   37,403
                                                                                                                 ------------
  Total Expenses ...................................................................................               10,128,389
                                                                                                                 ------------

  Expense reductions (note 7) ......................................................................                 (248,700)
  Advisory fees waived (note 2) ....................................................................                  (66,160)
  Distribution and service fees waived (note 3) ....................................................                 (177,372)
                                                                                                                 ------------
  Net Expenses .....................................................................................                9,636,157
                                                                                                                 ------------

Net Investment Loss ................................................................................               (2,978,637)
                                                                                                                 ------------

Realized and Unrealized Gain on Investments

  Net realized gain from investment transactions ...................................................                3,712,364
  Change in unrealized appreciation on investments .................................................               40,886,054
                                                                                                                 ------------
Realized and Unrealized Gain on Investments ........................................................               44,598,418
                                                                                                                 ------------

Net Increase in Net Assets Resulting from Operations ...............................................             $ 41,619,781
                                                                                                                 ============
See Notes to Financial Statements

THE CHESAPEAKE CORE GROWTH FUND

Statements of Changes in Net Assets


For the fiscal year ended October 31,                                           2006                   2005
---------------------------------------------------------------------------------------------------------------------------------

Operations:
  Net investment loss ..............................................         $ (2,978,637)           $ (2,516,453)
  Net realized gain from investment transactions ...................            3,712,364              12,579,275
  Change in unrealized appreciation on investments .................           40,886,054              23,502,106
                                                                            -------------           -------------
Net Increase in Net Assets Resulting from Operations ...............           41,619,781              33,564,928
                                                                            -------------           -------------
Distributions to Shareholders: (note 5)
  Net realized gain from investment transactions ...................           (9,525,379)                 --
                                                                            -------------           -------------
Decrease in Net Assets Resulting from Distributions ................           (9,525,379)                 --
                                                                            -------------           -------------

Capital Share Transactions: (note 6)
  Shares sold ......................................................          307,304,255             402,306,269
  Reinvested distributions .........................................            9,035,300                  --
  Shares repurchased ...............................................         (184,199,034)           (101,803,810)
                                                                            -------------           -------------
Increase from Capital Share Transactions ...........................          132,140,521             300,502,459
                                                                            -------------           -------------

Net Increase in Net Assets .........................................          164,234,923             334,067,387
                                                                            -------------           -------------
Net Assets:
  Beginning of Year ................................................          628,048,977             293,981,590
                                                                            -------------           -------------
  End of Year ......................................................         $792,283,900            $628,048,977
                                                                            =============           =============

Undistributed Net Investment Income ................................         $       --              $      --




















See Notes to Financial Statements

THE CHESAPEAKE CORE GROWTH FUND

Financial Highlights

For a share outstanding during the
fiscal year ended October 31,                               2006            2005          2004           2003           2002
---------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year ...................     $  16.88       $  15.41      $  14.78       $  10.88       $  12.31
                                                           --------       --------      --------       --------       --------
Income (Loss) from Investment Operations
  Net investment loss ................................        (0.07)         (0.07)        (0.06)         (0.05)         (0.07)
  Net realized and unrealized gain
           (loss) on securities ......................         1.11           1.54          0.69           3.95          (1.35)
                                                           --------       --------      --------       --------       --------
Total from Investment Operations .....................         1.04           1.47          0.63           3.90          (1.42)
                                                           --------       --------      --------       --------       --------
Less Distributions:
  Distributions (from capital gains) .................        (0.26)          0.00          0.00           0.00          (0.01)
                                                           --------       --------      --------       --------       --------
Total Distributions ..................................        (0.26)          0.00          0.00           0.00          (0.01)
                                                           --------       --------      --------       --------       --------

Net Asset Value, End of Year .........................     $  17.66       $  16.88      $  15.41       $  14.78       $  10.88
                                                           ========       ========      ========       ========       =========

Total Return .........................................         6.17 %         9.54 %        4.26 %        35.72 %       (11.47)%

Net Assets, End of Year (in thousands) ...............     $792,284       $628,049      $293,982       $ 70,058       $ 23,952

Average Net Assets for the Year (in thousands) .......     $711,838       $494,878      $192,739       $ 35,239       $ 26,998

Ratios of:
Gross Expenses to Average Net Assets (a) .............         1.42 %         1.45 %        1.49 %         1.76 %         1.73 %
Net Expenses to Average Net Assets (a) ...............         1.35 %         1.35 %        1.33 %         1.31 %         1.23 %
Net Investment Loss to Average Net Assets ............        (0.42)%        (0.51)%       (0.56)%        (0.61)%        (0.59)%

Portfolio turnover rate ..............................        83.11 %        90.10 %       59.54 %        71.04 %       110.65 %


(a) The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).















See Notes to Financial Statements

THE CHESAPEAKE CORE GROWTH FUND

Notes to Financial Statements
________________________________________________________________________________

1.   Organization    and   Significant    for as of the date  purchased  or sold
     Accounting Policies                  (trade  date).   Dividend   income  is
                                          recorded  on  the  ex-dividend   date.
The Chesapeake Core Growth Fund (the Certain dividends from foreign "Fund") is a series fund. The Fund is securities will be recorded as soon as part of The Gardner Lewis Investment the Trust is informed of the dividend
Trust (the "Trust") which was if such information is obtained organized as a Massachusetts business subsequent to the ex-dividend date. trust and is registered under the Interest income is recorded on the
Investment  Company  Act of 1940  (the    accrual     basis     and     includes
"1940   Act"),   as  amended,   as  an    amortization    of    discounts    and
open-ended    management    investment    premiums.   Gains   and   losses   are
company.  The  Fund is  classified  as    determined  on  the  identified   cost
diversified  as  defined  in the  1940    basis,  which is the same  basis  used
Act.                                      for federal income tax purposes.

The   Chesapeake   Core   Growth  Fund    Expenses
commenced operations on September 29, The Fund bears expenses incurred 1997. The investment objective of the specifically on its behalf as well as Fund is to seek capital appreciation a portion of general expenses, which
by   investing   primarily  in  equity    are  allocated  according  to  methods
securities   of  the   largest   1,000    reviewed annually by the Trustees.
companies      based     on     market
capitalization,   domiciled   in   the    Dividend Distributions
United States.                            The Fund may  declare  and  distribute
                                          dividends from net  investment  income
The following accounting policies have (if any) monthly or quarterly. been consistently followed by the Distributions from capital gains (if
Funds and are in conformity with any) are also generally declared and accounting principles generally distributed annually. All dividends accepted in the United States of and distributions to shareholders are
America  in  the  investment   company    recorded on ex-date.
industry.
                                          Estimates
Investment Valuation                      The     preparation    of    financial
The Fund's investments in securities statements in conformity with are carried at value. Securities accounting principles generally listed on an exchange or quoted on a accepted in the United States of
national  market  system are valued at    America  requires  management  to make
the last sales price as of 4:00 p.m. estimates and assumptions that affect Eastern Time. Securities traded in the the amount of assets, liabilities, NASDAQ over-the-counter market are expenses and revenues reported in the generally valued at the NASDAQ financial statements. Actual results
Official    Closing    Price.    Other    could differ from those estimates.
securities      traded      in     the
over-the-counter   market  and  listed    Federal Income Taxes
securities   for  which  no  sale  was    No  provision   for  income  taxes  is
reported on that date are valued at included in the accompanying financial the most recent bid price. Securities statements, as the Fund intends to and assets for which representative distribute to shareholders all taxable market quotations are not readily investment income and realized gains available or which cannot be and otherwise comply with Subchapter M
accurately  valued  using  the  Fund's    of   the    Internal    Revenue   Code
normal  pricing  procedures are valued    applicable  to  regulated   investment
at fair  value as  determined  in good    companies.
faith under  policies  approved by the
Trustees.  Fair value  pricing  may be    2.   Transactions with Affiliates
used, for example, in situations where
(i) a portfolio  security is so thinly    Advisor
traded   that   there   have  been  no
transactions for that security over an The Fund pays a monthly advisory fee extended period of time; (ii) the to Gardner Lewis Asset Management, exchange on which the portfolio (the "Advisor") based upon the average security is principally traded closes daily net assets of the Fund and early; or (iii) trading of the calculated at the annual rate as shown portfolio security is halted during in the following schedule. The Advisor the day and does not resume prior to has voluntarily waived a portion of
the    Fund's    net    asset    value    its  fee  for the  fiscal  year  ended
calculation.  A  portfolio  security's    October 31,  2006.  The Fund may, at a
"fair value" price may differ from the later date, reimburse the Advisor the price next available for that management fees waived or limited and portfolio security using the Fund's other expenses assumed and paid by the normal pricing procedures. Instruments Advisor pursuant to the Expense with maturities of 60 days or less are Limitation Agreement during any of the valued at amortized cost, which previous three (3) fiscal years,
approximates market value.                provided  that the  Fund  has  reached
                                          sufficient  asset size to permit  such
Investment Transactions and Investment    reimbursement   to  be  made   without
Income
Investment  transactions are accounted

                                                                     (Continued)

THE CHESAPEAKE CORE GROWTH FUND

Notes to Financial Statements
________________________________________________________________________________

causing the total annual expense ratio               Transfer Agent
of the Fund to exceed  the  percentage               North Carolina  Shareholder  Services,
limit   stated  in  the  table  below.               LLC   ("Transfer   Agent")  serves  as
Consequently,  no reimbursement by the               transfer,    dividend   paying,    and
Fund  will  be  made  unless:  (i) the               shareholder  servicing  agent  for the
Fund's assets exceed $15 million; (ii)               Fund. It receives compensation for its
the Fund's total annual expense ratios               services  based upon a rate of $15 per
less than the percentage limits stated               shareholder  per  year,  subject  to a
below;  and (iii) the  payment of such               minimum fee of $1,500 per month.
reimbursement has been approved by the
Trustees on a quarterly basis, see the               Distributor
table  below  for a  breakout  of  the               Capital  Investment  Group,  Inc. (the
three  years.  The expense  limitation               "Distributor")  serves  as the  Fund's
percentage,  as  well  as the  Advisor               principal underwriter and distributor.
fees waived for the current period are
included in the following schedule.                  Certain  Trustees  and officers of the
                                                     Trust   are  also   officers   of  the
-------------------------------------------------    Advisor,   the   Distributor   or  the
 Advisor Fees   Voluntary Expense   Advisor Fees     Administrator.
     Rate        Limitation Ratio       Waived
-------------------------------------------------    3.   Distribution and Service Fees
    1.00%             1.40%          $66,160
-------------------------------------------------    The Trustees,  including a majority of
                                                     the Trustees  who are not  "interested
-------------------------------------------------    persons"  of the Trust as  defined  in
              Recoupable Advisor Fees Waived         the Act,  adopted a distribution  plan
        2006             2005           2004         pursuant to Rule 12b-1 of the Act (the
-------------------------------------------------    "Plan")  effective  June 3, 2002.  The
      $66,160          $142,417        $39,574       Act  regulates  the  manner in which a
-------------------------------------------------    regulated   investment   company   may
                                                     assume  expenses of  distributing  and
Administrator                                        promoting  the sales of its shares and
The Fund pays a monthly administration               servicing of its shareholder accounts.
fee to The  Nottingham  Company  ("the               The  Plan  provides  that the Fund may
Administrator)  based upon the average               incur certain expenses,  which may not
daily  net  assets  of  the  Fund  and               exceed  0.25% per annum of the  Fund's
calculated  at  the  annual  rates  as               average daily net assets for each year
shown below.  The  Administrator  also               elapsed  subsequent to adoption of the
receives a fee to procure  and pay the               Plan,  for payment to the  Distributor
custodian  for the  funds,  additional               and   others   for   items   such   as
compensation  for fund  accounting and               advertising     expenses,      selling
recordkeeping   services,   additional               expenses, commissions, travel or other
compensation    for   certain    costs               expenses reasonably intended to result
involved  with the daily  valuation of               in  sales  of  shares  of the  fund or
securities  and as  reimbursement  for               support   servicing   of   shareholder
out-of-pocket expenses. A breakdown of               accounts.   Expenditures  incurred  as
these is provided at the bottom of the               service  fees may not exceed 0.25% per
page.                                                annum of the Fund's  average daily net
                                                     assets.  The Fund incurred  $1,779,595
Compliance Services                                  in distribution and service fees under
Nottingham  Compliance Services,  LLC,               the Plan  for the  fiscal  year  ended
("NCS") a fully owned affiliate of The               October 31, 2006. The  Distributor has
Nottingham Company,  provides services               voluntarily  waived  $177,372 of these
which   assists  the   Trust's   Chief               fees for the fiscal year ended October
Compliance  Officer in monitoring  and               31, 2006.  There is no assurance  that
testing the policies and procedures of               this voluntary waiver will continue in
the   Trust   in   conjunction    with               the future. 3.
requirements  under  Rule 38a-1 of the
Securities  and  Exchange  Commission.
For the fiscal year ended  October 31,
2006,  NCS received  $13,883 for these
services.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Fund Accounting
   Administration Fees                   Custody Fees (1)                          Asset Based Fees
                                                                          Fund                                     Blue Sky
  Average Net         Annual      Average Net           Annual         Accounting         Average       Annual     Administration
     Assets           Rate          Assets               Rate         Fees (monthly)     Net Assets      Rate       Fees (annual)
---------------------------------------------------------------------------------------------------------------------------------
Annual Fee           $12,500     First $100 Million     0.020%           $2,250          All Assets      0.01%     $150 per state
All Assets             0.075%    Over $100 Million      0.009%
---------------------------------------------------------------------------------------------------------------------------------
(1) Subject to a minimum fee of $400 per month
                                                                                                                      (Continued)

THE CHESAPEAKE CORE GROWTH FUND

Notes to Financial Statements
________________________________________________________________________________

4.  Purchases  and Sales of Investment                ----------------------------------------------------
    Securities                                        Table 2
                                                                   Increase (Decrease) in
For the fiscal year ended  October 31,                ----------------------------------------------------
2006,  the aggregate cost of purchases                                         Undistributed
and proceeds  from sales of investment                ----------------------------------------------------
securities    (excluding    short-term                Paid-in        Net Investment   Net Realized Gain on
securities) were as follows:                          Capital           Income           Investments
                                                      ----------------------------------------------------
-------------------------------------------------      ($2,984,485)   $2,978,637                $5,848
                          Proceeds from Sales of      ----------------------------------------------------
Purchases of Securities               Securities
-------------------------------------------------     The aggregate cost of investments  and
          $693,873,472              $582,846,658      the    composition    of    unrealized
-------------------------------------------------     appreciation   and   depreciation   of
                                                      investment   securities   for  federal
There were no  long-term  purchases or                income tax  purposes as of October 31,
sales  of U.S  Government  Obligations                2006  are  noted  below.  The  primary
during the fiscal  year ended  October                difference   between   book   and  tax
31, 2006.                                             appreciation    or   depreciation   of
                                                      investments    is   wash   sale   loss
5.   Federal Income Tax                               deferrals.

The information shown on the following                ----------------------------------------------------
tables  represent:  (1) tax components                Table 3
of capital,  (2)  reclassifications of
permanent  book/tax   differences  (3)                                   Aggregate Gross   Aggregate Gross
unrealized       appreciation       or                   Federal Tax        Unrealized       Unrealized
depreciation    of   investments   for                   Cost             Appreciation     Depreciation
federal  income  tax  purposes  as  of                ----------------------------------------------------
October 31, 2006.                                         $714,771,590   $99,780,967       $25,733,514
                                                      ----------------------------------------------------
---------------------------------------------------
Table 1
                                       Net Tax        The    amount   of    dividends    and
  Undistributed    Undistributed     Appreciation/    distributions   from  net   investment
  Ordinary Income  Long-Term Gains  (Depreciation)    income and net realized  capital gains
---------------------------------------------------   are  determined  in  accordance   with
             $ -      $3,852,043     $74,047,453      federal income tax  regulations  which
---------------------------------------------------   may differ from accounting  principles
                                                      generally   accepted   in  the  United
As a result of  permanent  differences                States of America.  These  differences
between the  financial  statement  and                are due to  differing  treatments  for
income tax reporting requirements, the                items  such as net  short-term  gains,
following reclassifications,  shown on                deferral of wash sale losses,  foreign
table 2, were made for the year  ended                currency transactions,  net investment
October      31,      2006.      These                losses      and      capital      loss
reclassifications had no effect on the                carry-forwards.  Permanent differences
net  assets or the net asset  value of                such as tax returns of capital and net
the Fund.                                             investment  losses,  if any,  would be
                                                      reclassified   against  capital.   For
                                                      federal income tax purposes there were
                                                      distributions  of ordinary  income and
                                                      long-term capital gains in the amounts
                                                      of    $1,086,496    and    $8,438,883,
                                                      respectively for the fiscal year ended
                                                      October  31,   2006.   There  were  no
                                                      dividends  or   distributions  of  net
                                                      investment   income  or  net  realized
                                                      capital  gains paid  during the fiscal
                                                      year ended October 31, 2005.

6.   Capital Share Transactions

-------------------------------------------------- ------------------------------------ -------------------------------------
For the fiscal years ended:                                    October 31,                          October 31,
                                                                  2006                                  2005
-------------------------------------------------- ------------------------------------ -------------------------------------
Transactions in Capital Shares                                              17,816,497                            24,297,199
        Shares sold
        Reinvested distributions                                               524,393                                     -
        Shares repurchased                                                (10,666,987)                           (6,169,717)
Net Increase in Capital Shares                                               7,673,903                            18,127,482
Shares Outstanding, Beginning of Year                                       37,200,556                            19,073,074
Shares Outstanding, End of Year                                             44,874,459                            37,200,556
-------------------------------------------------- ------------------------------------ -------------------------------------
                                                                                                                  (Continued)


THE CHESAPEAKE CORE GROWTH FUND

Notes to Financial Statements
________________________________________________________________________________

7. Expense Reductions                     additional disclosures may be required
                                          about the inputs  used to develop  the
The advisor has transacted certain measurements and the effect of certain portfolio trades with brokers who paid of the measurements reported on the a portion of the Fund's expenses. For statement of changes in net assets for
the  fiscal  year  ended  October  31,    a fiscal period.
2006, the Fund's expenses were reduced
by $248,700 under these agreements.       On July 13, 2006,  FASB  released FASB
                                          Interpretation  No. 48 "Accounting for
8.   Other Contractual Expenses           Uncertainty in Income Taxes" (FIN 48).
                                          FIN  48  provides   guidance  for  how
The Trust is a party to an operating uncertain tax positions should be agreement dated May 31, 1995 between recognized, measured, presented and the Trust and Charles Schwab & Co., disclosed in the financial statements. Inc. ("Schwab"), which agreement was FIN 48 requires the evaluation of tax amended by that certain amendment to positions taken or expected to be operating agreement dated March 1, taken in the course of preparing the
2003 and services agreement dated Fund's tax returns to determine March 1, 2003. Pursuant to the terms whether the tax positions are of the Schwab agreements, shares of "more-likely-than-not" of being the Trust's Funds are available for sustained by the applicable tax purchase and redemption by Schwab's authority. Tax positions not deemed to
brokerage       customers      through    meet     the      more-likely-than-not
participation in Schwab's mutual fund threshold would be recorded as a tax marketplace. Under the terms of the benefit or expense in the current Schwab agreements, Schwab performs year. Adoption of FIN 48 is required certain services related to for fiscal years beginning after distribution of the Funds shares and December 15, 2006 and is to be applied certain non-distribution and to all open tax years as of the administrative services for the Fund effective date. At this time, in exchange for payment of fees to management is evaluating the
Schwab. The Transfer Agent treats all implications of FIN 48. Although not Schwab account holders as a single yet determined, management does not
shareholder,   with   Schwab   further    expect  FIN  48  to  have  a  material
providing  shareholder  administrative    impact on the financial statements.
services  with  respect to each of its
account  holders  holding Fund shares.    10.  Commitments and Contingencies
The Fund  currently  pays a portion of
the  Schwab  fees  allocable  to  both    Under   the   Trust's   organizational
distribution        services       and    documents,  its  officers and Trustees
administrative services pursuant to are indemnified against certain the Fund's written distribution plan liabilities arising out of the
adopted  pursuant to rule 12b-1 of the    performance  of  their  duties  to the
1940 Act.                                 Fund.  In  addition,   in  the  normal
                                          course of  business,  the Fund entered
9. New Accounting Pronouncements          into  contracts with their vendors and
                                          others   that   provide   for  general
In September 2006, the Financial indemnifications. The Fund's maximum Accounting Standards Board (FASB) exposure under these arrangements is issued Statement on Financial unknown, as this would involve future
Accounting  Standards  (SFAS) No. 157,    claims  that may be made  against  the
"Fair   Value   Measurements".    This    Fund.  The Fund  expects  that risk of
standard    establishes    a    single    loss to be remote.
authoritative   definition   of   fair
value,   sets  out  a  framework   for
measuring   fair  value  and  requires
additional   disclosures   about  fair
value   measurements.   SFAS  No.  157
applies  to  fair  value  measurements
already   required  or   permitted  by
existing  standards.  SFAS No.  157 is
effective  for  financial   statements
issued  for  fiscal  years   beginning
after  November  15,  2007 and interim
periods within those fiscal years. The
changes to current generally  accepted
accounting    principles    from   the
application of this  Statement  relate
to the  definition of fair value,  the
methods  used to measure  fair  value,
and  the  expanded  disclosures  about
fair value measurements. As of October
31, 2006,  management of the Fund does
not believe  the  adoption of SFAS No.
157 will impact the  amounts  reported
in the financial statements,  however,

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Trustees of
Gardner Lewis Investment Trust
and Shareholders of The Chesapeake Core Growth Fund


We have audited the accompanying statements of assets and liabilities of The Chesapeake Core Growth Fund, a series of shares of beneficial interest of Gardner Lewis Investment Trust, including the schedule of investments, as of October 31, 2006, and the related statement of operations, the statements of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2005 and the financial highlights for each of the four years ended October 31, 2005 were audited by other auditors whose report dated December 14, 2005 expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The
Chesapeake Core Growth Fund as of October 31, 2006, the results of its operations and the changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                         /s/ BRIGGS, BUNTING & DOUGHERTY, LLP
                                         BRIGGS, BUNTING & DOUGHERTY, LLP


Philadelphia, Pennsylvania
December 8, 2006

THE CHESAPEAKE CORE GROWTH FUND

Additional Information (Unaudited)
________________________________________________________________________________


1.   Approval of  Investment  Advisory    Trustees   noted   that   the   Fund's
     Agreement                            principal      executive      officer,
                                          president,  and  vice  president  were
The Advisor supervises the investments employees of the Advisor and serve the of the Fund pursuant to an Investment Fund without additional compensation. Advisory Agreement. At the annual The Trustees also noted that the
meeting   of  the   Fund's   Board  of    Fund's chief compliance officer was an
Trustees  on  October  31,  2006,  the    employee of the Advisor as well. After
Trustees   unanimously   approved  the    reviewing  the  foregoing  information
renewal  of  the  Investment  Advisory    and   further   information   in   the
Agreement for another year. In memorandum from the Advisor (e.g., considering whether to approve the descriptions of the Advisor's renewal of the Investment Advisory business, the Advisor's compliance Agreement, the Trustees reviewed and programs, and the Advisor's Form ADV), considered such information as they the Board of Trustees concluded that deemed reasonably necessary, including the nature, extent, and quality of the the following material factors: (i) services provided by the Advisor were the nature, extent, and quality of the satisfactory and adequate for the
services provided by the Advisor; (ii)    Fund.
the investment performance of the Fund
and the Advisor; (iii) the costs of In considering the investment the services to be provided and performance of the Fund and the profits to be realized by the Advisor Advisor, the Trustees compared the and its affiliates from the short and long-term performance of the relationship with the Fund; (iv) the Fund with the performance of its extent to which economies of scale benchmark index, comparable funds with would be realized as the Fund grows similar objectives and size managed by and whether advisory fee levels other investment advisors, and reflect those economies of scale for comparable peer group indices (e.g., the benefit of the Fund's investors; Morningstar category averages). The
(v) the Advisor's practices regarding Trustees also considered the brokerage and portfolio transactions; consistency of the Advisor's
and  (vi)  the   Advisor's   practices    management   of  the  Fund   with  its
regarding    possible   conflicts   of    investment   objective  and  policies.
interest.                                 After    reviewing   the   short   and
                                          long-term  investment  performance  of
At the meeting, the Trustees reviewed the Fund, the Advisor's experience various informational materials managing the Fund and other advisory including, without limitation, copies accounts, the Advisor's historical
of the Investment  Advisory  Agreement    investment   performance,   and  other
and the Expense Limitation Agreement factors, the Board of Trustees for the Fund; a memorandum from the concluded that the investment
Advisor  to  the  Trustees  containing    performance   of  the   Fund  and  the
information  about  the  Advisor,  its    Advisor was satisfactory.
business, its finances, its personnel,
its services to the Fund, and In considering the costs of the comparative expense ratio information services to be provided and profits to for other mutual funds with strategies be realized by the Advisor and its similar to the Fund; and a memorandum affiliates from the relationship with from Parker Poe Adams & Bernstein LLP the Fund, the Trustees considered the (counsel to the Fund) that summarized Advisor's staffing, personnel, and the fiduciary duties and methods of operating; the education
responsibilities   of  the   Board  of    and   experience   of  the   Advisor's
Trustees in reviewing and approving personnel; the Advisor's compliance the Investment Advisory Agreement, policies and procedures; the financial including the types of information and condition of the Advisor and the level factors that should be considered in of commitment to the Fund and the
order to make an informed decision.       Advisor  by  the   principals  of  the
                                          Advisor;  the asset level of the Fund;
In considering the nature, extent, and and the overall expenses of the Fund, quality of the services provided by including certain prior fee waivers the Advisor, the Trustees reviewed the and reimbursements by the Advisor on responsibilities of the Advisor under behalf of the Fund and the nature and the Investment Advisory Agreement. The frequency of advisory fee payments.
Trustees  reviewed the services  being    The Trustees  reviewed  the  financial
provided  by the  Advisor  to the Fund    statements   for   the   Advisor   and
including,   without  limitation,  the    discussed the financial  stability and
quality of its investment advisory profitability of the firm. The services since the Fund's inception Trustees reviewed the Fund's Expense
(including         research        and    Limitation Agreement with the Advisor,
recommendations with respect to and discussed the Advisor's prior fee portfolio securities); its procedures waivers under the Expense Limitation
for       formulating       investment    Agreement  in  detail,  including  the
recommendations and assuring nature and scope of cost allocation compliance with the Fund's investment for such fees. The Trustees also noted objectives and limitations; its that the Fund utilizes brokerage coordination of services for the Fund commission recapture programs to help among the Fund's service providers; offset Fund expenses. The Trustees and its efforts to promote the Fund, also considered potential benefits for grow the Fund's assets, and assist in the Advisor in managing the Fund, the distribution of Fund shares. The


                                                                   (Continued)

THE   CHESAPEAKE   CORE   GROWTH  FUND

Additional   Information   (Unaudited)
________________________________________________________________________________

including promotion of the Advisor's considered the anticipated portfolio name, the ability for the Advisor to turnover rate for the Fund; the extent place small accounts into the Fund, to which the Fund allocates portfolio and the potential for the Advisor to business to broker-dealers who provide generate soft dollars from certain of research, statistical, or other the Fund's trades that may benefit the services (soft dollars) to the Fund Advisor's other clients as well. The compared with broker-dealers who
Trustees  then  compared  the fees and    provide only execution  services;  the
expenses of the Fund (including the difference between "full service" and management fee) to other funds "bare bones" commission rates, comparable in terms of the type of including consideration, each quarter,
fund,  the  nature  of its  investment    of  whether   the  higher   rates  are
strategy, its style of investment reasonable in relation to the value of management, and its size, among other the services provided; the process by factors. The Trustees determined that which evaluations are made of the the management fee and net expense overall reasonableness of commissions ratio were higher than the comparable paid; the method and basis for funds, but the net expense ratio was selecting and evaluating the lower than the industry average. broker-dealers used; any anticipated
Following this comparison and upon allocation of portfolio business to further consideration and discussion persons affiliated with the Advisor; of the foregoing, the Board of the general nature and quality of the Trustees concluded that the fees to be research, statistical, and other paid to the Advisor by the Fund were services received (or expected to be fair and reasonable in relation to the received) by the Advisor and/or the nature and quality of the services Fund in return for commissions paid by
provided by the Advisor.                  the  Fund  or  by  any  other  account
                                          advised by the  Advisor.  The Trustees
In considering the extent to which then considered whether such services economies of scale would be realized and soft dollars provide lawful and as the Fund grows and whether advisory appropriate assistance to the Advisor fee levels reflect those economies of in the performance of its investment scale for the benefit of the Fund's decision-making responsibilities and investors, the Trustees considered whether any payments are made for such that the Fund's fee arrangements with services through the use of the Advisor involved both the concessions or mark-ups charged by management fee and the Expense underwriters or dealers in a principal
Limitation  Agreement.   The  Trustees    (including     riskless     principal)
determined that, while the management capacity; the extent to which any soft fee would remain the same at all asset dollar payment is allocated for levels, the Fund's shareholders had products or services that provide both experienced benefits from the Expense a research and a non-research Limitation Agreement. The Trustees function; the extent to which such noted that, due to its size, the services benefit other accounts, if Fund's shareholders would likely any, advised by the Advisor; the continue to experience benefits from extent to which such services enable the Expense Limitation Agreement until the Advisor to avoid expenses that it the Fund's assets grew to a level otherwise would be required to bear where the Fund's expenses fell below under the Investment Advisory
the cap set by the Expense  Limitation    Agreement    with   the   Fund;    the
Agreement and the Advisor began alternatives to "paying up for receiving its full fee. Thereafter, research" (e.g., paying for research the Trustees noted that the Fund's with cash, enlarging the investment shareholders would continue to benefit staff, etc.); and the opportunities from economies of scale under the for the Advisor to recapture brokerage Fund's agreements with service or related fees (e.g., as to equity providers other than the Advisor. funds, tender offer fees, underwriting Following further discussion of the fees, etc.) and credit it against the Fund's asset levels, expectations for fees of the Fund. After further review growth, and fee levels, the Board of and discussion, the Board of Trustees Trustees determined that the Fund's determined that the Advisor's fee arrangements were fair and practices regarding brokerage and
reasonable  in  relation to the nature    portfolio       transactions      were
and quality of the  services  provided    satisfactory.
by the  Advisor,  and that the  Fund's
Expense Limitation Agreement provided In considering the Advisor's practices potential savings or protection for regarding conflicts of interest, the the benefit of the Fund's investors. Trustees evaluated the potential for conflicts of interest  and  considered
In considering the Advisor's practices such matters as the experience and regarding brokerage and portfolio ability of the advisory personnel
transactions,  the  Trustees  reviewed    assigned  to the  Fund;  the basis for
the    Advisor's    standards,     and    soft     dollar      payments     with
performance    in   utilizing    those    broker-dealers,      including     any
standards, for seeking best execution broker-dealers affiliated with the for Fund portfolio transactions, Advisor; the basis of decisions to buy including the use of alternative or sell securities for the Fund and/or markets (e.g., direct purchases from the Advisor's other accounts; the issuers or underwriters or, as to method for bunching of portfolio equity securities, "third market" for securities transactions; and the listed securities and principal market substance and administration of the
makers      for       over-the-counter    Advisor's  code of  ethics.  Following
securities).    The   Trustees    also    further  consideration and discussion,

                                                                    (Continued)

THE CHESAPEAKE CORE GROWTH FUND

Additional Information (Unaudited)
________________________________________________________________________________

the Board of Trustees  indicated  that    dividends   paid  by  the  funds  from
the Advisor's standards and practices ordinary income earned during the relating to the identification and fiscal year are considered qualified
mitigation  of possible  conflicts  of    dividend income.
interests were satisfactory.
                                          Corporate  shareholders may exclude up
Based upon all of the foregoing to 70% of qualifying dividends. For considerations, the Board of Trustees, the purposes of computing this
including    a    majority    of   the    exclusion,  all of the dividends  paid
Independent  Trustees,   approved  the    by  the  fund  from  ordinary   income
renewal  of  the  Investment  Advisory    earned    during   the   fiscal   year
Agreement for the Fund.                   represent qualifying dividends.

                                          Dividends and  distributions  received
2.   Proxy Voting  Policies and Voting    by  retirement  plans  such  as  IRAs,
     Record                               Keogh-type plans and 403(b) plans need
                                          not be  reported  as  taxable  income.
A copy of the Trust's Proxy Voting and However, many retirement plans may Disclosure Policy and the Advisor's need this information for their annual
Proxy Voting and Disclosure Policy are    information reporting.
included  as  Appendix B to the Fund's
Statement  of  Additional  Information    5.   Change in Registrant's Certifying
and is available, without charge, upon         Accountant
request,  by  calling  1-800-773-3863.
Information regarding how the Funds On October 13, 2005, Deloitte & Touche voted proxies relating to portfolio LLP was removed as the independent securities during the most recent registered public accounting firm for
12-month  period  ended  June  30,  is    the Trust,  effective immediately upon
available (1) without charge, upon the completion of the audit of the request, by calling the Funds at the October 31, 2005 financial statements. number above and (2) on the SEC's Deloitte & Touche LLP was previously
website at http://www.sec.gov.            engaged as the independent  registered
                                          public  accounting  firm to audit  the
3.   Quarterly Portfolio Holdings         Fund's financial statements.

The Fund files its complete schedule Deloitte & Touche LLP issued reports of portfolio holdings with the SEC for on the Fund's financial statements as the first and third quarters of each of October 31, 2004 and October 31, fiscal year on Form N-Q. The Fund's 2005. Such reports did not contain an Forms N-Q are available on the SEC's adverse opinion or a disclaimer of
website at http://www.sec.gov. You may    opinion,  nor were they  qualified  or
review  and make  copies  at the SEC's    modified  as  to  uncertainty,   audit
Public  Reference  Room in Washington,    scope, or accounting principles.
D.C. You may also obtain  copies after
paying a duplicating fee by writing The decision to remove Deloitte & the SEC's Public Reference Section, Touche LLP was approved by the Trust's Washington, D.C. 20549-0102 or by Audit Committee and ratified by the
electronic          request         to    Board   of   Trustees.   At  no   time
publicinfo@sec.gov,  or  is  available    preceding  the  removal of  Deloitte &
without  charge,   upon  request,   by    Touche     LLP    were    there    any
calling  the  Fund at  1-800-773-3863.    disagreements  with  Deloitte & Touche
Information on the operation of the LLP on any matter of accounting Public Reference Room may be obtained principles or practices, financial
by calling the SEC at 202-942-8090.       statement   disclosure,   or  auditing
                                          scope     or     procedure,      which
4.   Tax Information                      disagreements,  if not resolved to the
                                          satisfaction of Deloitte & Touche LLP,
We are required to advise you within would have caused it to make reference 60 days of the Fund's fiscal year-end to the subject matter of the regarding the federal tax status of disagreements in connection with its certain distributions received by report. At no time preceding the shareholders during each fiscal year. removal of Deloitte & Touche LLP did
The following  information is provided    any  of  the  events   enumerated   in
for the  Fund's  fiscal  year  ending,    paragraphs  (1)(v)(A)  through  (D) of
October 31, 2006.                         Item 304(a) of Regulation S-K occur.

During the fiscal year, the Fund paid The Trust engaged Briggs, Bunting & a long-term capital gain distribution Dougherty, LLP as its new independent
of $8,438,883,  and short-term capital    registered  public  accounting firm on
gain distribution of $1,086,496.          October 13, 2005. At no time preceding
                                          the  engagement  of Briggs,  Bunting &
Individual shareholders are eligible Dougherty, LLP did the Fund consult for reduced tax rates on qualified Briggs, Bunting & Dougherty, LLP dividend income. For the purposes of regarding either (i) the application computing the dividends eligible for of accounting principles to a
reduced   tax   rates,   all   of  the

                                                                    (Continued)

THE CHESAPEAKE CORE GROWTH FUND

Additional Information (Unaudited)
________________________________________________________________________________

specified transaction, either requirements of the Trust's completed or proposed, or the type of organizational documents. The audit opinion that might be rendered Statement of Additional Information of on the Fund's financial statement, or the Fund includes additional
(ii) any matter that was either information about the Trustees and subject of a disagreement or a officers and is available, without
reportable  event,  as such  terms are    charge,  upon  request by calling  the
defined in Item 304 of Regulation S-K.    Fund toll-free at 1-800-430-3863.  The
                                          address of each  Trustee and  officer,
6.   Information  about  Trustees  and    unless  otherwise  indicated below, is
     Officers                             116  South  Franklin   Street,   Rocky
                                          Mount,   North  Carolina  27804.   The
The business and affairs of the Fund Independent Trustees received and the Trust are managed under the aggregate compensation of $8,633 direction of the Trustees. Information during the fiscal year ended October concerning the Trustees and officers 31, 2006 from the Fund for their of the Trust and Fund is set forth on services to the Fund and Trust and the the following page. Generally, each Chief Compliance Officer received Trustee and officer serves an $51,822 from the Fund for her services indefinite term or until certain to the Fund and Trust. The Interested circumstances such as their Trustee and other officers did not
resignation,  death,  or  otherwise as    receive compensation from the Fund for
specified      in     the      Trust's    their services to the Fund and Trust.
organizational  documents. Any Trustee
may  be   removed   at  a  meeting  of
shareholders  by a  vote  meeting  the

------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
                                                                                        Number of
                                                                                       Portfolios
                                                                                         in Fund
                          Position(s)                                                    Complex
       Name, Age           held with    Length of        Principal Occupation(s)        Overseen            Other Directorships
      and Address         Fund/Trust   Time Served         During Past 5 Years         by Trustee             Held by Trustee
------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
                                              Independent Trustees
------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
Jack E. Brinson, 74       Trustee      Since 8/92   Retired;  previously,   President       3       Mr.   Brinson   serves   as   an
                                                    of   Brinson    Investment    Co.               Independent   Trustee   of   the
                                                    (personal     investments)    and               following:     The    Nottingham
                                                    President  of Brinson  Chevrolet,               Investment  Trust II for the six
                                                    Inc. (auto dealership).                         series   of  that   trust;   New
                                                                                                    Providence  Investment Trust for
                                                                                                    the one  series  of that  trust;
                                                                                                    Hillman    Capital    Management
                                                                                                    Investment  Trust  for  the  two
                                                                                                    series of that trust; and Tilson
                                                                                                    Investment  Trust  for  the  two
                                                                                                    series   of  that   trust   (all
                                                                                                    registered investment companies)
------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
Theo H. Pitt, Jr., 70     Trustee      Since 4/02   Senior   Partner   of   Community       3       Mr.    Pitt    serves    as   an
                                                    Financial            Institutions               Independent   Trustee   of   the
                                                    Consulting  since  1997;  Account               following:    Hillman    Capital
                                                    Administrator  of  Holden  Wealth               Management  Investment  for  the
                                                    Management   Group  of   Wachovia               two  series of that  Trust;  and
                                                    Securities    (money   management               Tilson  Investment Trust for the
                                                    firm) since September, 2003.                    two  series of that  trust  (all
                                                                                                    registered investment companies)





------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
                                               Interested Trustee*
------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
W. Whitfield Gardner, 43  Chairman     Since 6/96   Managing  Partner  and  Portfolio       3                      None
Chief Executive Officer   and                       Manager  of Gardner  Lewis  Asset
The Chesapeake Funds      Chief                     Management, L.P. (Advisor).
285 Wilmington-West       Executive
Chester Pike              Officer
Chadds Ford,              (Principal
Pennsylvania 19317        Executive
                          Officer)
------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------

                                                                                                                (Continued)

------------------------------------------------------------------------------------------------------------------------------------
*Basis of  Interestedness.  W. Whitfield Gardner is an Interested Trustee because he is an officer and principal owner of Gardner
Lewis Asset Management L.P., the Fund's investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
                                                    Officers
------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
John L. Lewis, IV, 42     President    Since 12/93  Partner and Portfolio  Manager of      n/a                      n/a
The Chesapeake Funds                                Gardner  Lewis Asset  Management,
285 Wilmington-West                                 L.P.
Chester Pike
Chadds Ford,
Pennsylvania 19317
------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
Tracey L. Hendricks, 39** Assistant    Since 12/04  Chief  Financial  Officer  of  The     n/a                      n/a
                          Secretary                 Nottingham Company  (administrator
                          and                       to the Funds)  since  August 2006;
                          Treasurer                 Vice    President   of   Financial
                          (Principal                Reporting,  Tax,  Internal  Audit,
                          Financial                 and  Compliance of The  Nottingham
                          Officer)                  Company  since  2004;  previously,
                                                    Vice President of Special Projects
                                                    of  The  Nottingham  Company  from
                                                    2001 to 2004.
------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
Judy B. Werner, 44        Chief        Since 1/05   Chief   Compliance   Officer   of      n/a                      n/a
The Chesapeake Funds      Compliance                Gardner  Lewis Asset  Management,
285 Wilmington-West       Officer                   L.P.    since    January    2005;
Chester Pike                                        previously,            Compliance
Chadds Ford,                                        Officer/Manager     of     Client
Pennsylvania 19317                                  Services.
------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
Julian G. Winters, 37**   Secretary    Secretary    Vice President, Compliance             n/a                      n/a
                          and          since        Administration of The Nottingham
                          Assistant    12/04;       Company since 1998.
                          Treasurer    Assistant
                                       Treasurer
                                       since 12/02
------------------------- ------------ ------------ ---------------------------------- ------------ --------------------------------
William D. Zantzinger, 44 Vice         Since        Partner and Manager of Trading         n/a                      n/a
The Chesapeake Funds      President    12/93        of Gardner Lewis Asset
285 Wilmington-West                                 Management, L.P.
Chester Pike
Chadds Ford,
Pennsylvania 19317
------------------------------------------------------------------------------------------------------------------------------------
** Ms. Hendricks and Mr. Winters are sister-in-law and brother-in-law.
------------------------------------------------------------------------------------------------------------------------------------

The Chesapeake Core Growth Fund
is a series of
Gardner Lewis Investment Trust











For Shareholder Service Inquiries:          For Investment Advisor Inquiries:

Documented:                                 Documented:

NC Shareholder Services                     Gardner Lewis Asset Management
116 South Franklin Street                   285 Wilmington-West Chester Pike
Post Office Drawer 4365                     Chadds Ford, Pennsylvania 19317
Rocky Mount, North Carolina 27803-0365

Toll-Free Telephone:                        Toll-Free Telephone:

1-800-430-3863                              1-800-430-3863

World Wide Web @:                           World Wide Web @:

nottinghamco.com                            chesapeakefunds.com

Item 2.  CODE OF ETHICS.
         --------------

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


(c)      There have been no amendments during the period covered by this report.


(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.


(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to
         Item 12.(a)(1) below.





Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
         --------------------------------

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.


(a)(2)   Not applicable.


(a)(3) The registrant believes that the registrant's current audit committee has sufficient knowledge and experience to meet its obligations as an audit committee of the registrant, but the registrant's Board of Trustees has determined that it would consider naming or finding a qualified candidate who meets the requirements of an audit committee financial expert should there be a need or desire to appoint such a person in the future.

Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
         --------------------------------------

(a) Audit Fees - Audit fees for the registrant for the fiscal years ended October 31, 2005 and 2006 are reflected in the table below. These amounts represent aggregate fees billed by the registrant's former independent accountant, Deloitte & Touche LLP ("Former Accountant"), for the fiscal year ended October 31, 2005 and Briggs, Bunting & Dougherty, LLP for the fiscal year ended October 31, 2006
         ("Accountant"), in connection with the annual audits of the registrant's financial statements and for services normally provided by the independent accountant in connection with the registrant's statutory and regulatory filings.

         ----------------------------------------- --------------- -------------
                            Fund                        2005           2006
         ----------------------------------------- --------------- -------------
         The Chesapeake Aggressive Growth Fund        $17,000        $13,000
         ----------------------------------------- --------------- -------------
         The Chesapeake Growth Fund                   $17,000        $13,000
         ----------------------------------------- --------------- -------------
         The Chesapeake Core Growth Fund              $20,000        $15,000
         ----------------------------------------- --------------- -------------

(b) Audit-Related Fees - There were no additional fees billed in the fiscal years ended October 31, 2005 and 2006 for assurance and related services by the Former Accountant or the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees - The tax fees billed in each of the last two fiscal years for professional services rendered by the Former Accountant or the
         Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of each fund's federal, state, and excise tax returns, and assistance with distribution calculations.

         ----------------------------------------- --------------- -------------
                       Fund                             2005           2006
         ----------------------------------------- --------------- -------------
         The Chesapeake Aggressive Growth Fund         $5,000         $2,000
         ----------------------------------------- --------------- -------------
         The Chesapeake Growth Fund                    $5,000         $2,000
         ----------------------------------------- --------------- -------------
         The Chesapeake Core Growth Fund               $5,000         $2,000
         ----------------------------------------- --------------- -------------

(d)      All  Other  Fees  -There  were  no  other  fees  billed  by the  Former
         Accountant or the Accountant, which were not disclosed in Items (a) through (c) above during the last two fiscal years.


(e)(1) The registrant's Board of Trustees pre-approved the engagement of the Former Accountant or the Accountant for the last two fiscal years at audit committee meetings of the Board of Trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.


   (2)   There were no services as described  in each of  paragraph  (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.


(f)      Not Applicable.


(g) Aggregate non-audit fees billed by the Former Accountant and the Accountant to the registrant for services rendered during the fiscal years ended October 31, 2005 and 2006 were $15,000 and $6,000, respectively. There were no non-audit fees billed by the Former Accountant and the Accountant for services rendered to the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser.


(h)      Not applicable.





Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
         -------------------------------------

         Not applicable.





Item 6.  SCHEDULE OF INVESTMENTS.
         -----------------------

         A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.





Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
         -----------------------------------------------------------------

         Not applicable.

Item 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
         ----------------------------------------------------------------

         Not applicable.





Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
         ------------------------------------------------------------------

         Not applicable.





Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
         ---------------------------------------------------

         None.





Item 11. CONTROLS AND PROCEDURES.
         -----------------------

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 12. EXHIBITS.
         --------

(a)(1)   Code of Ethics  required  by Item 2 of Form N-CSR is filed  herewith as
         Exhibit 12.(a)(1).


(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).


(a)(3)   Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gardner Lewis Investment Trust


By: (Signature and Title)     /s/ Tracey L. Hendricks
                              _____________________________________________
                              Tracey L. Hendricks
                              Treasurer, Assistant Secretary and Principal
                                Financial Officer

Date: December 29, 2006







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)    /s/ W. Whitfield Gardner
                              _____________________________________________
                              W. Whitfield Gardner
                              Trustee, Chairman and Principal Executive Officer Gardner Lewis Investment Trust

Date: December 20, 2006






By:  (Signature and Title)    /s/ Tracey L. Hendricks
                              _____________________________________________
                              Tracey L. Hendricks
                              Treasurer, Assistant Secretary and Principal
                                Financial Officer
                              Gardner Lewis Investment Trust

Date: December 29, 2006